Filed electronically with the Securities and Exchange Commission on December 1, 2000

                                                               File No. 2-63522
                                                               File No. 811-2899

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D. C. 20549

                                    FORM N-1A

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933      /    /

                           Pre-Effective Amendment No.                    /    /
                         Post-Effective Amendment No. 29
                                                      --                  /  X /
                                     and/or
                        REGISTRATION STATEMENT UNDER THE
                         INVESTMENT COMPANY ACT OF 1940                   /    /

         Amendment No.  29
                        --                                                /  X /

                              CASH EQUIVALENT FUND
               (Exact Name of Registrant as Specified in Charter)

                222 South Riverside Plaza Chicago, Illinois 60606
                -------------------------------------------------
               (Address of Principal Executive Offices) (Zip Code)

       Registrant's Telephone Number, including Area Code: (312) 537-7000
                                                           --------------

                                Philip J. Collora
                              Cash Equivalent Fund
                            222 South Riverside Plaza
                             Chicago, Illinois 60606
                     (Name and Address of Agent for Service)

                                 With a copy to:
                                Cathy G. O'Kelly
                                 David A. Sturms
                        Vedder, Price, Kaufman & Kammholz
                            222 North LaSalle Street
                             Chicago, Illinois 60601

It is proposed that this filing will become effective (check appropriate box):

/    / Immediately upon filing pursuant to paragraph (b)
/    / 60 days after filing pursuant to paragraph (a) (1)
/    / 75 days after filing pursuant to paragraph (a) (2)
/  X / On December 1, 2000 pursuant to paragraph (b)
/    / On _______________ pursuant to paragraph (a) (1)
/    / On _______________ pursuant to paragraph (a) (2) of Rule 485.

/    / If Appropriate, check the following box:
       This post-effective amendment designates a new effective date for a previously filed post-effective amendment

Cash Equivalent Fund

                           PROSPECTUS

                           December 1, 2000


                           Money Market Portfolio

                           Government Securities Portfolio

                           Tax-Exempt Portfolio


                           As with all mutual funds, the Securities and Exchange Commission (SEC) does not approve or disapprove these shares or determine whether the information in this prospectus is truthful or complete. It is a criminal offense for anyone to inform you otherwise.

--------------------------------------------------------------------------------
Table of Contents

CASH EQUIVALENT FUND

About The Portfolios                       Your Investment In The Portfolios

  1   Money Market Portfolio                17   Policies You Should Know About

  5   Government Securities Portfolio       21   Understanding Distributions and Taxes

  9   Tax-Exempt Portfolio

 13   Other Policies And Risks

 13   Who Manages The Portfolios

 15   Financial Highlights

--------------------------------------------------------------------------------
                                                            TICKER SYMBOL  CQMXX

Money Market Portfolio

The Portfolio's Goal and Main Strategy


The portfolio seeks maximum current income consistent with stability of capital.

The portfolio pursues its goal by investing exclusively in high quality short-term securities, as well as certain repurchase agreements.

The portfolio may buy securities from many types of issuers, including the U.S. or Canadian governments, banks (both U.S. banks and U.S. branches of foreign banks), corporations, and municipalities. However, everything the portfolio buys must meet the rules for money market portfolio investments (see sidebar).

Also, the portfolio may concentrate more than 25% of its assets in bank certificates of deposit or bankers' acceptances of U.S. banks (excluding foreign branches). The maturities of the securities subject to repurchase may be greater than 12 months.

The portfolio may invest in floating and variable rate instruments (obligations that do not bear interest at fixed rates).

Working in conjunction with credit analysts, the portfolio managers screen potential securities and develop a list of those that the portfolio may buy. The managers then decide which securities on this list to buy, looking for attractive yield and weighing considerations such as credit quality, economic outlooks, and possible interest rate movements.

The managers may adjust the portfolio's exposure to interest rate risk, typically seeking to take advantage of possible rises in interest rates and to preserve yield when interest rates appear likely to fall.



--------------------------------------------------------------------------------
Money Fund Rules

To be called a money market fund, a mutual fund must operate within strict federal rules. Designed to help maintain a stable $1.00 share price, these rules limit money funds to particular types of securities. Some of the rules:

o individual securities must have remaining maturities of no more than 397 days

o the dollar-weighted average maturity of the portfolio's holdings cannot exceed 90 days

o all securities must be in the top two credit grades for short-term debt securities and be denominated in U.S. dollars


                           1 | Money Market Portfolio

Main Risks to Investors

There are several risk factors that could reduce the yield you get from the portfolio or make it perform less well than other investments.

As with most money market funds, the major factor affecting the portfolio's performance is fluctuations in short-term interest rates. If short-term interest rates fall, the portfolio's yield is also likely to fall.

Floating or variable rate securities have yields which adjust with changes in interest rates. Accordingly, to the extent the portfolio invests in floating or variable rate securities, as interest rates decrease or increase, the potential for capital appreciation or depreciation is less than that of fixed-rate obligations. The portfolio may have lower returns than other funds that invest in longer-term or lower quality securities. It is also possible that securities in the portfolio's investment portfolio could deteriorate in quality or go into default.

Investments by the portfolio in Eurodollar certificates of deposit issued by London branches of U.S. banks, and different obligations issued by foreign entities, including foreign banks, involve additional risks than investments in securities of domestic branches of U.S. banks. These risks include, but are not limited to, future unfavorable political and economic developments, possible withholding taxes on interest payments, seizure of foreign deposits, currency controls, or interest limitations or other governmental restrictions that might affect payment of principal or interest. The market for such obligations may be less liquid and, at times, more volatile than for securities of domestic branches of U.S. banks. Additionally, there may be less public information available about foreign banks and their branches.

Other factors that could affect performance include:

o the managers could be wrong in their analysis of interest rate trends, credit quality or other factors

o the counterparty to a repurchase agreement or other transaction could default on its obligations

o over time, the real value of the portfolio's yield may be eroded by inflation

An investment in the portfolio is not insured or guaranteed by the FDIC or any other government agency. Although the portfolio seeks to preserve the value of your investment at $1.00 per share, this share price isn't guaranteed and you could lose money by investing in the portfolio.


                           2 | Money Market Portfolio

Performance

The bar chart shows how the total returns for the portfolio have varied from year to year, which may give some idea of risk. The table shows how the portfolio's returns over different periods average out. All figures on this page assume dividends and distributions were reinvested. As always, past performance is no guarantee of future results.


--------------------------------------------------------------------------------
Annual Total Returns (%) as of 12/31 each year
--------------------------------------------------------------------------------

THE ORIGINAL DOCUMENT CONTAINS A BAR CHART HERE

BAR CHART DATA:

1990          7.81
1991          5.62
1992          3.18
1993          2.51
1994          3.60
1995          5.29
1996          4.74
1997          4.88
1998          4.82
1999          4.50

Best Quarter: 1.92%, Q2 1990
Worst Quarter: 0.60%, Q2 1993
Year-to-date return as of 9/30/2000: 4.27%


--------------------------------------------------------------------------------
Average Annual Total Returns (%) as of 12/31/1999
--------------------------------------------------------------------------------
      1 Year                 5 Years               10 Years
-----------------------------------------------------------------
      4.50%                   4.85%                  4.68%
-----------------------------------------------------------------

7-day yield as of 12/31/1999: 5.27%





                           3 | Money Market Portfolio

--------------------------------------------------------------------------------
How Much Investors Pay
--------------------------------------------------------------------------------

The fee table describes the fees and expenses that you may pay if you buy and hold shares of this portfolio. This information doesn't include any fees that may be charged by your financial services firm.

--------------------------------------------------------------------------------
Fee Table
--------------------------------------------------------------------------------


Shareholder Fees (%)
(fees paid directly from your investment):  None
-----------------------------------------------------------------
Annual operating expenses
(deducted from portfolio assets)
-----------------------------------------------------------------
Management Fee                              0.20%
-----------------------------------------------------------------
Distribution (12b-1) Fee                    0.38%
-----------------------------------------------------------------
Other Expenses*                             0.25%
-----------------------------------------------------------------
Total Annual Operating Expenses             0.83%
-----------------------------------------------------------------

* Includes costs of shareholder servicing, custody and similar expenses, which may vary with fund size and other factors.

--------------------------------------------------------------------------------
Example
--------------------------------------------------------------------------------

Based on the figures above, this example helps you compare the portfolio's expenses to those of other mutual funds. The example assumes the expenses above remain the same, that you invested $10,000, earned 5% annual returns, reinvested all dividends and distributions and sold your shares at the end of each period. This is only an example; actual expenses will be different.

    1 Year       3 Years       5 Years        10 Years
------------------------------------------------------------
     $85           $265         $460           $1,025
------------------------------------------------------------



                           4 | Money Market Portfolio

--------------------------------------------------------------------------------
                                                            TICKER SYMBOL  CQGXX
Government Securities Portfolio

The Portfolio's Goal and Main Strategy

The portfolio seeks to provide maximum current income consistent with stability of capital.

The portfolio pursues its goal by investing exclusively in U.S. Treasury bills, notes, bonds and other obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, and repurchase agreements backed by these securities.

The portfolio may invest in floating and variable rate instruments (obligations that do not bear interest at fixed rates).

Working in conjunction with credit analysts, the portfolio managers screen potential securities and develop a list of those that the portfolio may buy. The managers then decide which securities on this list to buy, looking for attractive yield and weighing considerations such as economic outlook and possible interest rate movements.

The managers may adjust the portfolio's exposure to interest rate risk, typically seeking to take advantage of possible rises in interest rates and to preserve yield when interest rates appear likely to fall.

--------------------------------------------------------------------------------
Money Fund Rules

To be called a money market fund, a mutual fund must operate within strict federal rules. Designed to help maintain a stable $1.00 share price, these rules limit money funds to particular types of securities. Some of the rules:

o individual securities must have remaining maturities of no more than 397 days

o the dollar-weighted average maturity of the portfolio's holdings cannot exceed 90 days

o all securities must be in the top two credit grades for short-term debt securities and be denominated in U.S. dollars



                       5 | Government Securities Portfolio

Main Risks to Investors

There are several risk factors that could reduce the yield you get from the portfolio or make it perform less well than other investments.

As with most money market funds, the major factor affecting the portfolio's performance is fluctuations in short-term interest rates. If short-term interest rates fall, the portfolio's yield is also likely to fall.

Floating or variable rate securities have yields which adjust with changes in interest rates. Accordingly, to the extent the portfolio invests in floating or variable rate securities, as interest rates decrease or increase, the potential for capital appreciation or depreciation is less than that of fixed-rate obligations.

Some securities issued by U.S. Government agencies or instrumentalities are supported only by the credit of that agency or instrumentality. There is no guarantee that the U.S. Government will provide support to such agencies or instrumentalities and such securities may involve risk of loss of principal and interest.

Other factors that could affect performance include:

o the managers could be wrong in their analysis of interest rate trends, credit quality or other factors

o the counterparty to a repurchase agreement or other transaction could default on its obligations

o over time, the real value of the portfolio's yield may be eroded by inflation

An investment in the portfolio is not insured or guaranteed by the FDIC or any other government agency. Although the portfolio seeks to preserve the value of your investment at $1.00 per share, this share price isn't guaranteed and you could lose money by investing in the portfolio.


                       6 | Government Securities Portfolio

Performance

The bar chart shows how the total returns for the portfolio have varied from year to year, which may give some idea of risk. The table shows how the portfolio's returns over different periods average out. All figures on this page assume dividends and distributions were reinvested. As always, past performance is no guarantee of future results.


--------------------------------------------------------------------------------
Annual Total Returns (%) as of 12/31 each year
--------------------------------------------------------------------------------

THE ORIGINAL DOCUMENT CONTAINS A BAR CHART HERE

BAR CHART DATA:

1990          7.84
1991          5.51
1992          3.20
1993          2.52
1994          3.59
1995          5.34
1996          4.81
1997          4.88
1998          4.88
1999          4.42


Best Quarter: 1.94%, Q2 1990
Worst Quarter: 0.61%, Q2 1993
Year-to-date return as of 9/30/2000: 4.16%


--------------------------------------------------------------------------------
Average Annual Total Returns (%) as of 12/31/1999
--------------------------------------------------------------------------------

        1 Year              5 Years                  10 Years
---------------------------------------------------------------------
        4.42%                4.84%                     4.67%
---------------------------------------------------------------------

7-day yield as of 12/31/1999: 4.95%



                       7 | Government Securities Portfolio

--------------------------------------------------------------------------------
How Much Investors Pay
--------------------------------------------------------------------------------

The fee table describes the fees and expenses that you may pay if you buy and hold shares of this portfolio. This information doesn't include any fees that may be charged by your financial services firm.


--------------------------------------------------------------------------------
Fee Table
--------------------------------------------------------------------------------

Shareholder Fees (%)
(fees paid directly from your investment):  None
----------------------------------------------------------
Annual operating expenses
(deducted from portfolio assets)
----------------------------------------------------------
Management Fee                              0.20%
----------------------------------------------------------
Distribution (12b-1) Fee                    0.38%
----------------------------------------------------------
Other Expenses*                             0.26%
----------------------------------------------------------
Total Annual Operating Expenses             0.84%
----------------------------------------------------------

* Includes costs of shareholder servicing, custody and similar expenses, which may vary with fund size and other factors.

--------------------------------------------------------------------------------
Example
--------------------------------------------------------------------------------

Based on the figures above, this example helps you compare the portfolio's expenses to those of other mutual funds. The example assumes the expenses above remain the same, that you invested $10,000, earned 5% annual returns, reinvested all dividends and distributions and sold your shares at the end of each period. This is only an example; actual expenses will be different.

    1 Year       3 Years       5 Years           10 Years
--------------------------------------------------------------
     $86           $268         $466              $1,037
--------------------------------------------------------------




                       8 | Government Securities Portfolio

--------------------------------------------------------------------------------
                                                            TICKER SYMBOL  TEMXX
Tax-Exempt Portfolio


The Portfolio's Goal and Main Strategy

The portfolio seeks to provide maximum current income that is exempt from federal income taxes to the extent consistent with stability of capital.


The portfolio pursues its goal by investing primarily in a professionally managed, diversified portfolio of short-term high-quality tax-exempt municipal obligations. Under normal market conditions at least 80% of the portfolio's total assets will be invested in municipal securities, the income from which is free from regular federal income tax and from alternative minimum tax (AMT). This is a fundamental policy and cannot be changed without a shareholder vote.


The portfolio may buy many types of municipal securities, including industrial development bonds, but all must meet the rules for money market portfolio investments (see sidebar). In addition, the portfolio focuses its investments on securities within the two highest credit ratings for short-term debt securities.

The portfolio may invest in floating and variable rate instruments (obligations that do not bear interest at fixed rates).

The portfolio may also invest more than 25% of its total assets in municipal securities, such as industrial development bonds, that are repayable out of revenue streams generated from economically related projects or facilities.

Working in conjunction with credit analysts, the portfolio managers screen potential securities and develop a list of those that the portfolio may buy. The managers then decide which securities on this list to buy, looking for attractive yield and weighing considerations such as credit quality, economic outlooks, and possible interest rate movements.

The managers may adjust the portfolio's exposure to interest rate risk, typically seeking to take advantage of possible rises in interest rates and to preserve yield when interest rates appear likely to fall.

--------------------------------------------------------------------------------
Money Fund Rules

To be called a money market fund, a mutual fund must operate within strict federal rules. Designed to help maintain a stable $1.00 share price, these rules limit money funds to particular types of securities. Some of the rules:

o individual securities must have remaining maturities of no more than 397 days

o the dollar-weighted average maturity of the portfolio's holdings cannot exceed 90 days

o all securities must be in the top two credit grades for short-term debt securities and be denominated in U.S. dollars


                            9 | Tax-Exempt Portfolio

Main Risks to Investors

There are several risk factors that could reduce the yield you get from the portfolio or make it perform less well than other investments.

As with most money market funds, the major factor affecting the portfolio's performance is fluctuations in short-term interest rates. If short-term interest rates fall, the portfolio's yield is also likely to fall.

The municipal securities market is narrower and less liquid, with fewer investors, issuers and market makers, than the taxable securities market. The more limited marketability of municipal securities may make it more difficult in certain circumstances to dispose of large investments advantageously. In addition, certain municipal securities may lose their tax-exempt status in the event of a change in the applicable tax laws.

A second factor is credit quality. If a portfolio security declines in credit quality or goes into default, it could hurt the portfolio's performance. To the extent that the portfolio emphasizes certain geographic regions or sectors of the short-term securities market, the portfolio increases its exposure to factors affecting these regions or sectors. The portfolio invests in industrial development bonds or municipal securities that are payable out of revenue streams generated from economically related projects or facilities. These securities are typically backed by revenues from a given facility and by the credit of a private company, but are not backed by the taxing power of a municipality.

To the extent that the portfolio invests in taxable securities, a portion of its income would be taxable.

Floating or variable rate securities have yields which adjust with changes in interest rates. Accordingly, to the extent the portfolio invests in floating or variable rate securities, as interest rates decrease or increase, the potential for capital appreciation or depreciation is less than that of fixed-rate obligations.

Other factors that could affect performance include:

o the managers could be wrong in their analysis of interest rate trends, credit quality or other factors

o the counterparty to a repurchase agreement or other transaction could default on its obligations

o over time, the real value of the portfolio's yield may be eroded by inflation

o political or legal actions could change the way the portfolio's dividends are taxed, particularly in certain states or localities

An investment in the portfolio is not insured or guaranteed by the FDIC or any other government agency. Although the portfolio seeks to preserve the value of your investment at $1.00 per share, this share price isn't guaranteed and you could lose money by investing in the portfolio.


                            10 | Tax-Exempt Portfolio

Performance

The bar chart shows how the total returns for the portfolio have varied from year to year, which may give some idea of risk. The table shows how the portfolio's returns over different periods average out. All figures on this page assume dividends and distributions were reinstated. As always, past performance is no guarantee of future results.


--------------------------------------------------------------------------------
Annual Total Returns (%) as of 12/31 each year
--------------------------------------------------------------------------------

THE ORIGINAL DOCUMENT CONTAINS A BAR CHART HERE

BAR CHART DATA:

1990           5.46
1991           4.12
1992           2.61
1993           1.96
1994           2.40
1995           3.44
1996           2.96
1997           3.11
1998           2.98
1999           2.73

Best Quarter: 1.38%, Q4 1990
Worst Quarter: 0.47%, Q1 1994
Year-to-date return as of 9/30/2000: 2.62%


--------------------------------------------------------------------------------
Average Annual Total Returns (%) as of 12/31/1999
--------------------------------------------------------------------------------

      1 Year          5 Years          10 Years
-------------------------------------------------------
      2.73%            3.04%             3.17%
-------------------------------------------------------

7-day yield as of 12/31/1999: 3.53%



                            11 | Tax-Exempt Portfolio

--------------------------------------------------------------------------------
How Much Investors Pay
--------------------------------------------------------------------------------

The fee table describes the fees and expenses that you may pay if you buy and hold shares of this portfolio. This information doesn't include any fees that may be charged by your financial services firm.

--------------------------------------------------------------------------------
Fee Table
--------------------------------------------------------------------------------


Shareholder Fees (%)
(fees paid directly from your investment):  None
-------------------------------------------------------------
Annual operating expenses
(deducted from portfolio assets)
-------------------------------------------------------------
Management Fee                              0.22%
-------------------------------------------------------------
Distribution (12b-1) Fee                    0.33%
-------------------------------------------------------------
Other Expenses*                             0.12%
-------------------------------------------------------------
Total Annual Operating Expenses             0.67%
-------------------------------------------------------------


* Includes costs of shareholder servicing, custody and similar expenses, which may vary with fund size and other factors.

--------------------------------------------------------------------------------
Example
--------------------------------------------------------------------------------
Based on the figures above, this example helps you compare the portfolio's expenses to those of other mutual funds. The example assumes the expenses above remain the same, that you invested $10,000, earned 5% annual returns, reinvested all dividends and distributions and sold your shares at the end of each period. This is only an example; actual expenses will be different.

    1 Year       3 Years       5 Years         10 Years
--------------------------------------------------------------
     $68           $214         $373             $835
--------------------------------------------------------------





                            12 | Tax-Exempt Portfolio

Other Policies And Risks

While the previous pages describe the main points of each portfolio's strategy and risks, there are a few other issues to know about:

o As a temporary defensive measure, the Tax-Exempt Portfolio could invest in taxable money market securities. This would mean that the portfolio was not pursuing its goal.

o The investment advisor establishes a security's credit grade when it buys the security, using independent ratings or, for unrated securities, its own credit analysis. If a security's credit quality falls below the minimum required for purchase by a portfolio, the security will be sold unless the Board believes this would not be in the shareholders' best interests.

o This prospectus doesn't tell you about every policy or risk of investing in a portfolio. For more information, you may want to request a copy of the Statement of Additional Information (the last page tells you how to do this).

Keep in mind that there is no assurance that any mutual fund will achieve its goal.

Who Manages The Portfolios

The Investment Advisor

The portfolios' investment advisor is Scudder Kemper Investments, Inc., 345 Park Avenue, New York, NY. Scudder Kemper has more than 80 years of experience managing mutual funds and currently has more than $290 billion in assets under management.

For serving as each portfolio's investment advisor, Scudder Kemper receives a management fee from each portfolio. Below are the actual rates paid by each portfolio for the 12 months through the most recent fiscal year end, as a percentage of average daily net assets.


------------------------------------------------------
Portfolio Name                          Fee Paid
------------------------------------------------------

Money Market Portfolio                    0.20%
------------------------------------------------------
Government Securities Portfolio           0.20%
------------------------------------------------------
Tax-Exempt Portfolio                      0.22%
------------------------------------------------------

Portfolio Management


Scudder Kemper takes a team approach to asset management, bringing together professionals from many investment disciplines. Supporting each team are Scudder Kemper's many economists, research analysts, traders and other investment specialists, located across the United States and around the world.

The following investment professionals are associated with the portfolios as indicated:
Money Market Portfolio and Tax-Exempt Portfolio


Name & Title                   Joined the Portfolios        Background
-------------------------------------------------------------------------------------------------------------------
Frank J. Rachwalski, Jr.       1990                         Joined the advisor in 1973 and began his investment
Lead Manager                                                career at that time. He has been responsible for the
                                                            trading and portfolio management of money market
                                                            funds since 1974.

Jerri I. Cohen                 1998                         Joined the advisor in 1981 as an accountant and began
Manager                                                     her investment career in 1992 as a money market
                                                            trader.

-------------------------------------------------------------------------------------------------------------------

Government Securities Portfolio


Name & Title                   Joined the Portfolio         Background
-------------------------------------------------------------------------------------------------------------------
Frank J. Rachwalski, Jr.       1990                         Joined the advisor in 1973 and began his investment
Lead Manager                                                career at that time. He has been responsible for the
                                                            trading and portfolio management of money market
                                                            funds since 1974.

Christopher Proctor            2000                         Joined the advisor in 1999 as a trader for government
Manager                                                     money market funds and began his investment career in
                                                            1990.
-------------------------------------------------------------------------------------------------------------------

Financial Highlights

The financial highlights tables are intended to help you understand each portfolio's financial performance for the periods indicated. The figures in the first part of each table are for a single share. The total return figures show what an investor would have earned (or lost) on an investment in a portfolio assuming all dividends and distributions were reinvested. This information has been audited by Ernst & Young LLP, whose report, along with the financial statements, is included in each portfolio's annual report, which is available upon request (see back cover).


-------------------------------------------------------------------------------------------------------------------
Money Market Portfolio
-------------------------------------------------------------------------------------------------------------------

Year ended July 31,                              2000          1999          1998           1997          1996
-------------------------------------------------------------------------------------------------------------------
Per Share Operating Performance:
Net asset value, beginning of period        $    1.00          1.00          1.00           1.00          1.00
-------------------------------------------------------------------------------------------------------------------
   Net investment income                          .05           .04           .05            .05           .05
-------------------------------------------------------------------------------------------------------------------
   Less distributions from net investment
   income                                        (.05)         (.04)         (.05)          (.05)         (.05)
-------------------------------------------------------------------------------------------------------------------
Net asset value, end of period              $    1.00          1.00          1.00           1.00          1.00
-------------------------------------------------------------------------------------------------------------------
Total Return (%)                                 5.31          4.43          4.93           4.78          4.94
-------------------------------------------------------------------------------------------------------------------

Ratios to Average Net Assets and Supplemental Data
-------------------------------------------------------------------------------------------------------------------
Net assets, end of period ($ millions)            760         1,038           852            971         2,775
-------------------------------------------------------------------------------------------------------------------
Ratio of expenses before expense
reductions (%)                                    .83           .89           .91            .93           .89
-------------------------------------------------------------------------------------------------------------------
Ratio of expenses after expense reductions
(%)                                               .83           .89           .91            .93           .89
-------------------------------------------------------------------------------------------------------------------
Ratio of net investment income (%)               5.13          4.34          4.83           4.64          4.86
-------------------------------------------------------------------------------------------------------------------


                                       15

-------------------------------------------------------------------------------------------------------------------
Government Securities Portfolio
Year ended July 31,                              2000          1999          1998           1997          1996
-------------------------------------------------------------------------------------------------------------------
Per Share Operating Performance:            $    1.00          1.00          1.00           1.00          1.00
Net asset value, beginning of period
-------------------------------------------------------------------------------------------------------------------
   Net investment income                          .05           .04           .05            .05           .05
-------------------------------------------------------------------------------------------------------------------
   Less distributions from net investment
   income                                        (.05)         (.04)         (.05)          (.05)         (.05)
-------------------------------------------------------------------------------------------------------------------
Net asset value, end of period              $    1.00          1.00          1.00           1.00          1.00
-------------------------------------------------------------------------------------------------------------------
Total Return (%)                                 5.16          4.37          4.89           4.85          5.00
-------------------------------------------------------------------------------------------------------------------

Ratios to Average Net Assets and Supplemental Data
--------------------------------------------------------------------------------------------------------------------------
Net assets, end of period ($ millions)            445           455           392            404         1,594
-------------------------------------------------------------------------------------------------------------------
Ratio of expenses before expense
reductions (%)                                    .84           .85           .85            .83           .79
-------------------------------------------------------------------------------------------------------------------
Ratio of expenses after expense reductions
(%)                                               .84           .85           .85            .83           .79
-------------------------------------------------------------------------------------------------------------------
Ratio of net investment income (%)               5.03          4.29          4.79           4.73          4.90
-------------------------------------------------------------------------------------------------------------------


-------------------------------------------------------------------------------------------------------------------
Tax-Exempt Portfolio
-------------------------------------------------------------------------------------------------------------------
Year ended July 31,                              2000          1999          1998           1997          1996
-------------------------------------------------------------------------------------------------------------------
Per Share Operating Performance:            $    1.00          1.00          1.00           1.00          1.00
Net asset value, beginning of period
-------------------------------------------------------------------------------------------------------------------
   Net investment income                          .03           .03           .03            .03           .03
-------------------------------------------------------------------------------------------------------------------
   Less distributions from net investment
   income                                        (.03)         (.03)         (.03)          (.03)         (.03)
-------------------------------------------------------------------------------------------------------------------
Net asset value, end of period              $    1.00          1.00          1.00           1.00          1.00
-------------------------------------------------------------------------------------------------------------------
Total Return (%)                                 3.25          2.68          3.13           3.03          3.11
--------------------------------------------------------------------------------------------------------------------------

Ratios to Average Net Assets and Supplemental Data
-------------------------------------------------------------------------------------------------------------------
Net assets, end of period ($ millions)            271           382           333            445           932
-------------------------------------------------------------------------------------------------------------------
Ratio of expenses before expense
reductions (%)                                    .67           .62           .66            .71           .70
-------------------------------------------------------------------------------------------------------------------
Ratio of expenses after expense reductions
(%)                                               .67           .62           .66            .71           .70
-------------------------------------------------------------------------------------------------------------------
Ratio of net investment income (%)               3.17          2.65          3.09           2.97          3.08
-------------------------------------------------------------------------------------------------------------------

Your Investment In The Portfolios

The following pages describe the main policies associated with buying and selling shares of the portfolios. There is also information on dividends and taxes and other matters that may affect you as a portfolio shareholder.

Because these portfolios are available only through a financial services firm, such as a broker or financial institution, you should contact a representative of your financial services firm for instructions on how to buy or sell portfolio shares.

Policies You Should Know About

The policies below may affect you as a shareholder. In any case where materials provided by your financial services firm contradict the information given here, you should follow the information in your firm's materials. Please note that a financial services firm may charge its own fees.

Rule 12b-1 Plan

Each portfolio has adopted a plan under Rule 12b-1 that provides for fees payable as an expense of a portfolio that are used by the principal underwriter to pay for distribution related expenses for that portfolio. Under the Rule 12b-1 plan, each portfolio pays an annual distribution services fee, payable monthly, of 0.38% of that portfolio's average daily net assets (except Tax-Exempt Portfolio, which pays 0.33%). Because 12b-1 fees are paid out of the portfolios' assets on an ongoing basis, they will, over time, increase the cost of investment and may cost more than paying other types of sales charges.


Householding

In order to reduce the amount of mail you receive and to help reduce portfolio expenses, we generally send a single copy of any shareholder report and prospectus to each household. If you do not want the mailing of these documents to be combined with those for other members of your household, please call 1-800-621-1048.

Policies about transactions

The portfolios are open for business each day the New York Stock Exchange is open.

Normally, the portfolios calculate their share price every business day: at 11:00 a.m., 1:00 p.m. and 3:00 p.m. Central time for Money Market Portfolio and Government Securities Portfolio; and at 11:00 a.m. and 3:00 p.m. Central time for Tax-Exempt Portfolio.

As noted earlier, each portfolio expects to maintain a stable $1.00 share price.

You can place an order to buy or sell shares at any time. Once your order is received by Kemper Service Company, and they have determined that it is a "good order," it will be processed at the next share price calculated.

Because orders placed through financial services firms must be forwarded to Kemper Service Company before they can be processed, you'll need to allow extra time. A representative of your financial services firm should be able to tell you when your order will be processed.

Wire transactions that arrive by 1:00 p.m. Central time (11:00 a.m. Central time for Tax-Exempt Portfolio) will receive that day's dividend. Wire transactions received by 3:00 p.m. Central time (for all portfolios) will start to accrue dividends the next calendar day. Investments by check will be effective at 3:00 p.m. Central time on the business day following receipt and will earn dividends the following calendar day.

Wire purchase orders should be directed to:

UMB Bank N.A.
(ABA #101-000-695)
10th and Grand Avenue,
Kansas City, Missouri 64106

for credit to the appropriate portfolio bank account:

Money Market Portfolio
17: 98-0103-348-4;

Government Securities Portfolio 23: 98-0103-378-6;

Tax-Exempt Portfolio
45: 98-0103-380-8

and further credit to your account number.

When selling shares, you'll generally receive the dividend for the day on which your shares were sold. If we receive a sell request before 11:00 a.m. Central time and the request calls for proceeds to be sent out by wire, we will normally wire you the proceeds on the same day. However you won't receive that day's dividend.

Checkwriting lets you sell portfolio shares by writing a check. Your investment keeps earning dividends until your check clears. Please note that you should not write checks for less than $250 or for more than $5,000,000. Note as well that we can't honor any check larger than your balance at the time the check is presented to us.

When you want to sell more than $50,000 worth of shares or send the proceeds to a third party or to a new address, you'll usually need to place your order in writing and include a signature guarantee. The only exception is if you want money wired to a bank account that is already on file with us; in that case, you don't need a signature guarantee. Also, you don't need a signature guarantee for an exchange, although we may require one in certain other circumstances.

A signature guarantee is simply a certification of your signature -- a valuable safeguard against fraud. You can get a signature guarantee from most brokerages, banks, savings institutions and credit unions. Note that you can't get a signature guarantee from a notary public.

If your shares are registered directly with the portfolio's transfer agent, you can sell them by sending a written request (with a signature guarantee) to:

Kemper Service Company
Attention: Transaction Processing
P.O. Box 219153
Kansas City, MO 64121-9153

Money from shares you sell is normally sent out within one business day of when your order is processed (not when it is received), although it could be delayed for up to seven days. There are also two circumstances when it could be longer: when you are selling shares you bought recently by check and that check hasn't cleared yet (maximum delay: 10 days) or when unusual circumstances prompt the SEC to allow further delays.

You may obtain additional information about other ways to sell your shares by contacting your financial services firm.

Your financial services firm may set its own minimum investments, although those set by each portfolio are as follows:

o  Minimum initial investment: $1,000

o  Minimum additional investment: $100

o  Minimum investment with an automatic investment plan: $50

Share certificates are available on written request. However, we don't recommend them unless you want them for a specific purpose, because they can only be sold by mailing them in, and if they're ever lost they're difficult and expensive to replace.

How the portfolios calculate share price

For each portfolio, the share price is the net asset value per share, or NAV. To calculate NAV, each share class of each portfolio uses the following equation:

     TOTAL ASSETS - TOTAL LIABILITIES
  --------------------------------------  = NAV
    TOTAL NUMBER OF SHARES OUTSTANDING

In valuing securities, we typically use the amortized cost method (the method used by most money market funds).

Other rights we reserve

You should be aware that we may do any of the following:

o withhold 31% of your distributions as federal income tax if you have been notified by the IRS that you are subject to backup withholding, or if you fail to provide us with a correct taxpayer ID number or certification that you are exempt from backup withholding

o reject a new account application if you don't provide a correct Social Security or other tax ID number; if the account has already been opened, we may give you 30 days' notice to provide the correct number

o close your account and send you the proceeds if your balance falls below $1,000; we will give you 60 days' notice so you can either increase your balance or close your account (this policy doesn't apply to most retirement accounts or if you have an automatic investment plan)

o pay you for shares you sell by "redeeming in kind," that is, by giving you marketable securities (which typically will involve brokerage costs for you to liquidate) rather than cash

o        change, add or withdraw various services, fees and account policies

o        reject or limit purchases of shares for any reason without prior notice


o        withdraw or suspend any part of the offering made by this prospectus

o Each portfolio reserves the right to withdraw all or any part of the offering made by this prospectus or to reject purchase orders, without prior notice. Also, from time to time, each portfolio may temporarily suspend the offering of its shares to new investors. During the period of such suspension, persons who are already shareholders normally are permitted to continue to purchase additional shares and to have dividends reinvested.

o Each portfolio reserves the right at any time to waive or increase the minimum investment requirements. All orders to purchase shares of a portfolio are subject to acceptance and are not binding until confirmed or accepted in writing.

o Any purchase that would result in total account balances for a single shareholder in excess of $3 million is subject to prior approval by the portfolio. A $10 service fee will be charged when a check for the purchase of shares is returned because of insufficient or uncollected funds or a stop payment order.

Shareholders should direct their inquiries to the firm from which they received this prospectus or to Kemper Service Company, the portfolios' Shareholder Service Agent, 811 Main Street, Kansas City, Missouri 64105-2005.

Understanding Distributions And Taxes

The portfolios' dividends are declared daily and distributed monthly to shareholders. Any dividends or capital gains distributions declared in October, November or December with a record date in such month and paid during the following January will be treated by shareholders for federal income tax purposes as if received on December 31 of the calendar year declared. A portfolio may adjust its schedule for dividend reinvestment for the month of December to assist in complying with the reporting and minimum distribution requirements contained in Subchapter M of the Internal Revenue Code.

Income dividends and capital gain dividends, if any, of a portfolio will be credited to shareholder accounts in full and fractional shares of the same portfolio at net asset value, except that, upon written request to Kemper Service Company, a shareholder may choose to receive income and capital gain dividends in cash.

If an investment is in the form of a retirement plan, all dividends and capital gains distributions must be reinvested into the shareholder's account. Distributions are generally taxable whether received in cash or reinvested. Exchanges among other mutual funds may also be taxable events. Dividends from Tax-Exempt Portfolio are generally tax-free for most shareholders, meaning that investors can receive them without incurring federal income tax liability. However, there are a few exceptions:

o a portion of Tax-Exempt Portfolio's dividends may be taxable as an ordinary income if it came from investments in taxable securities

o because Tax-Exempt Portfolio can invest up to 20% of net assets in securities whose income is subject to the federal alternative minimum tax (AMT), you may owe taxes on a portion of your dividends if you are among those investors who must pay AMT

o you should be aware that income exempt from federal tax in the Tax-Exempt Portfolio may be subject to state and local taxes

The following tables show the usual tax status of transactions in fund shares as well as that of any taxable distribution from a portfolio:

Generally taxed at ordinary income rates
---------------------------------------------------------------------------
o short-term capital gains from selling portfolio shares
---------------------------------------------------------------------------
o income dividends you receive from a portfolio
---------------------------------------------------------------------------
o short-term capital gains distributions you receive from a portfolio
---------------------------------------------------------------------------
Generally taxed at capital gains rates
---------------------------------------------------------------------------
o long-term capital gains from selling portfolio shares
---------------------------------------------------------------------------
o long-term capital gains distributions you receive from a portfolio
---------------------------------------------------------------------------

You will be sent detailed tax information every January. These statements tell you the amount and the tax category of any dividends or distributions you received. They also have certain details on your purchases and sales of shares. The tax status of dividends and distributions is the same whether you reinvest them or not. Dividends or distributions declared in the last quarter of a given year are taxed in that year, even though you may not receive the money until the following January.

You may be subject to state, local and foreign taxes on portfolio distributions and dispositions of portfolio shares. You should consult your tax advisor regarding the particular tax consequences of an investment in a portfolio.

To Get More Information

Shareholder reports -- These have detailed performance figures, a list of everything each portfolio owns and each portfolio's financial statements. Shareholders get these reports automatically. For more copies, contact your financial services firm.

Statement of Additional Information (SAI) -- This tells you more about each portfolio's features and policies, including additional risk information. The SAI is incorporated by reference into this document (meaning that it's legally part of this prospectus).

If you'd like to ask for copies of these documents, please contact your financial services firm or the SEC (see below). If you're a shareholder and have questions, please contact your financial services firm. Materials you get from your financial services firm are free; those from the SEC involve a copying fee. If you like, you can look over these materials in person at the SEC's Public Reference Room in Washington, DC, or request them electronically at publicinfo@sec.gov. You can also obtain these materials by calling the Shareholder Service Agent at (800) 231-8568, during normal business hours only.

SEC
450 Fifth Street, N.W.
Washington, DC 20549-0102
1-202-942-8090
www.sec.gov


SEC File Number:

Cash Equivalent Fund            811-2899

                       STATEMENT OF ADDITIONAL INFORMATION
                                December 1, 2000

                              CASH EQUIVALENT FUND
               222 South Riverside Plaza, Chicago, Illinois 60606
                                 1-800-231-8568

This Statement of Additional Information contains information about the Money Market Portfolio, the Government Securities Portfolio and the Tax-Exempt Portfolio (each a "Portfolio," collectively, the "Portfolios") offered by Cash Equivalent Fund (the "Fund"). Cash Equivalent Fund is an open-end diversified management investment company. This Statement of Additional Information is not a prospectus and should be read in conjunction with the prospectus of Cash
Equivalent Fund dated December 1, 2000. The prospectus may be obtained without charge from the Fund, and is also available along with other related materials on the SEC's Internet Web site (http://www.sec.gov).

                                TABLE OF CONTENTS


INVESTMENT RESTRICTIONS.....................................................2

INVESTMENT POLICIES AND TECHNIQUES..........................................5

INVESTMENT MANAGER AND SHAREHOLDER SERVICES................................11

PORTFOLIO TRANSACTIONS.....................................................14

PURCHASE AND REDEMPTION OF SHARES..........................................15

SPECIAL FEATURES...........................................................18

DIVIDENDS, TAXES AND NET ASSET VALUE ......................................18

PERFORMANCE................................................................21

OFFICERS AND TRUSTEES......................................................23

SPECIAL FEATURES...........................................................25

SHAREHOLDER RIGHTS.........................................................27

APPENDIX-- RATINGS OF INVESTMENTS..........................................29



The financial statements appearing in the Fund's Annual Report to Shareholders are incorporated herein by reference. The Fund's Annual Report dated July 31, 2000 accompanies this Statement of Additional Information, and may be obtained without charge by calling 1-800-231-8568.

INVESTMENT RESTRICTIONS


The Fund has adopted certain investment restrictions for each Portfolio which, together with the investment objective and fundamental policies of each Portfolio (limited in regard to the Tax-Exempt Portfolio to the policies in the first and third paragraphs under "Tax-Exempt Portfolio" below), cannot be changed for a Portfolio without approval by holders of a majority of its outstanding voting shares. As defined in the Investment Company Act of 1940, as amended (the "1940 Act"), this means the lesser of the vote of (a) 67% of the shares of the Portfolio present at a meeting where more than 50% of the outstanding shares are present in person or by proxy or (b) more than 50% of the outstanding shares of the Portfolio. The Fund is an open-end diversified management investment company.


The Money Market Portfolio and the Government Securities Portfolio individually may not:

         (1)      Purchase   securities  or  make  investments   other  than  in
                  accordance with its investment objective and policies.

         (2) Purchase securities of any issuer (other than obligations of, or guaranteed by, the United States Government, its agencies or instrumentalities) if, as a result, more than 5% of the value of the Portfolio's assets would be invested in securities of that issuer.

         (3) Purchase, in the aggregate with all other Portfolios, more than 10% of any class of securities of any issuer. All debt securities and all preferred stocks are each considered as one class.

         (4) Invest more than 5% of the Portfolio's total assets in securities of issuers (other than obligations of, or guaranteed by, the United States Government, its agencies or instrumentalities) which with their predecessors have a record of less than three years continuous operation.

         (5) Enter into repurchase agreements if, as a result thereof, more than 10% of the Portfolio's total assets valued at the time of the transaction would be subject to repurchase agreements maturing in more than seven days.

         (6) Make loans to others (except through the purchase of debt obligations or repurchase agreements in accordance with its investment objective and policies).

         (7) Borrow money except as a temporary measure for extraordinary or emergency purposes and then only in an amount up to one-third of the value of its total assets, in order to meet redemption requests without immediately selling any money market instruments (any such borrowings under this section will not be collateralized). If, for any reason, the current value of the Portfolio's total assets falls below an amount equal to three times the amount of its indebtedness from money borrowed, the Portfolio will, within three business days, reduce its indebtedness to the extent necessary. The Portfolio will not borrow for leverage purposes.

         (8) Make short sales of securities, or purchase any securities on margin except to obtain such short-term credits as may be necessary for the clearance of transactions.

         (9)      Write, purchase or sell puts, calls or combinations thereof.

         (10) Concentrate more than 25% of the value of the Portfolio's assets in any one industry; provided, however, that the Portfolio reserves freedom of action to invest up to 100% of its assets in certificates of deposit or bankers' acceptances or U.S. Government securities in accordance with its investment objective and policies.

         (11) Purchase or retain the securities of any issuer if any of the officers, trustees or directors of the Fund or its investment adviser owns beneficially more than 1/2 of 1% of the securities of such issuer and together own more than 5% of the securities of such issuer.

         (12) Invest more than 5% of the Portfolio's total assets in securities restricted as to disposition under the federal securities laws (except commercial paper issued under Section 4(2) of the Securities Act of 1933).

         (13) Invest for the purpose of exercising control or management of another issuer.

         (14) Invest in commodities or commodity futures contracts or in real estate, although it may invest in securities which are secured by real estate and securities of issuers which invest or deal in real estate.

         (15) Invest in interests in oil, gas or other mineral exploration or development programs, although it may invest in the securities of issuers which invest in or sponsor such programs.

         (16) Purchase securities of other investment companies, except in connection with a merger, consolidation, reorganization or acquisition of assets.

         (17) Underwrite securities issued by others except to the extent the Portfolio may be deemed to be an underwriter, under the federal securities laws, in connection with the disposition of portfolio securities.

         (18)     Issue senior securities as defined in the 1940 Act.


With regard to investment restriction (10) above, for purposes of determining the percentage of Money Market Portfolio's total assets invested in securities of issuers having their principal business activities in a particular industry, asset backed securities will be classified separately, based on the nature of the underlying assets. Currently, the following categories are used: captive auto, diversified, retail and consumer loans, captive equipment and business, business trade receivables, nuclear fuel and capital and mortgage lending. Also, bankers' acceptances will be only of U.S. banks (excluding foreign branches). In addition, with regard to investment restriction (10) above, the concentration in certificates of deposit or bankers' acceptances applies only to the Money Market Portfolio and the concentration in U.S. Government Securities applies only to the Government Securities Portfolio.


The Tax-Exempt Portfolio may not:

         (1) Purchase securities or make investments other than in accordance with its investment objective and policies, except that all or substantially all of the assets of the Portfolio may be invested in another registered investment company having the same investment objective and substantially similar investment policies as the Portfolio.

         (2) Purchase securities (other than securities of the U.S. Government, its agencies or instrumentalities) if as a result of such purchase more than 25% of the Portfolio's total assets would be invested in any industry or in any one state, except that all or substantially all of the assets of the Portfolio may be invested in another registered investment company having the same investment objective and substantially similar investment policies as the Portfolio, nor may it enter into a repurchase agreement if more than 10% of its assets would be subject to repurchase agreements maturing in more than seven days.

         (3) Purchase securities of any issuer (other than obligations of, or guaranteed by, the U.S. Government, its agencies or instrumentalities) if as a result more than 5% of the value of the Portfolio's assets would be invested in the securities of such issuer, except that all or substantially all of the assets of the Portfolio may be invested in another registered investment company having the same investment objective and substantially similar investment policies as the Portfolio. For purposes of this limitation, the Portfolio will regard the entity which has the primary responsibility for the payment of interest and principal as the issuer.

         (4) Invest more than 5% of the Portfolio's total assets in industrial development bonds sponsored by companies which with their predecessors have less than three years' continuous operation.

         (5) Make loans to others (except through the purchase of debt obligations or repurchase agreements in accordance with its investment objective and policies).

         (6) Borrow money except from banks for temporary purposes (but not for the purpose of purchase of investments) and then only in an amount not to exceed one-third of the value of the Portfolio's total assets (including the amount borrowed) in order to meet redemption requests which otherwise might result in the untimely disposition of securities; or pledge the Portfolio's securities or receivables or transfer or assign or otherwise encumber them in an amount to exceed 10% of the Portfolio's net assets to secure borrowings. Reverse repurchase agreements made by the Portfolio are permitted within the limitations of this paragraph. The Portfolio will not purchase securities or make investments while reverse repurchase agreements or borrowings are outstanding.

         (7) Make short sales of securities or purchase securities on margin, except to obtain such short-term credits as may be necessary for the clearance of transactions.

         (8) Write, purchase or sell puts, calls or combinations thereof, although the Portfolio may purchase Municipal Securities subject to Standby Commitments, Variable Rate Demand Notes or Repurchase Agreements in accordance with its investment objective and policies.

         (9) Purchase or retain the securities of any issuer if any of the officers, trustees or directors of the Fund or its investment adviser owns beneficially more than 1/2 of 1% of the securities of such issuer and together own more than 5% of the securities of such issuer, except that all or substantially all of the assets of the Portfolio may be invested in another registered investment company having the same investment objective and substantially similar investment policies as the Portfolio.

         (10) Invest more than 5% of the Portfolio's total assets in securities restricted as to disposition under the federal securities laws, except that all or substantially all of the assets of the Portfolio may be invested in another registered investment company having the same investment objective and substantially similar investment policies as the Portfolio.

         (11) Invest for the purpose of exercising control or management of another issuer.

         (12) Invest in commodities or commodity futures contracts or in real estate except that the Portfolio may invest in Municipal Securities secured by real estate or interests therein.

         (13) Invest in interests in oil, gas or other mineral exploration or development programs, although it may invest in Municipal Securities of issuers which invest in or sponsor such programs.

         (14) Purchase securities of other investment companies, except in connection with a merger, consolidation, reorganization or acquisition of assets, and except that all or substantially all of the assets of the Portfolio may be invested in another registered investment company having the same investment objective and substantially similar investment policies as the Portfolio.

         (15) Underwrite securities issued by others except to the extent the Portfolio may be deemed to be an underwriter, under the federal securities laws, in connection with the disposition of portfolio securities, and except that all or substantially all of the assets of the Portfolio may be invested in another registered investment company having the same investment objective and substantially similar investment policies as the Portfolio.

         (16)     Issue senior securities as defined in the 1940 Act.


If a percentage restriction is adhered to at the time of investment, a later increase or decrease in percentage beyond the specified limit resulting from a change in values or net assets will not be considered a violation. The
Portfolios did not borrow money as permitted by investment restriction (7) (Money Market and Government Securities Portfolios) and number 6 (Tax-Exempt Portfolio), in the latest fiscal year of the Fund, and they have no present intention of borrowing during the coming year. In any event, borrowings would only be made as permitted by such restrictions. The Tax-Exempt Portfolio may invest more than 25% of its total assets in industrial development bonds.


Master/Feeder Fund Structure. At a special meeting of shareholders, a majority of the shareholders of the Tax-Exempt Portfolio approved a proposal which gives the Board of Trustees the discretion to retain the current distribution arrangement for the Portfolio while investing in a master fund in a master/feeder fund structure as described below.

A master/feeder fund structure is one in which a fund (a "feeder fund"), instead of investing directly in a portfolio of securities, invests most or all of its investment assets in a separate registered investment company (the "master fund") with substantially the same investment objective and policies as the feeder fund. Such a structure permits the pooling of assets of two or more feeder funds, preserving separate identities or distribution channels at the feeder fund level. Based on the premise that certain of the expenses of operating an investment portfolio are relatively fixed, a larger investment portfolio may eventually achieve a lower ratio of operating expenses to average net assets. An existing investment company is able to convert to a feeder fund by selling all of its investments, which involves brokerage and other transaction costs and realization of a taxable gain or loss, or by contributing its assets to the master fund and avoiding transaction costs and, if proper procedures are followed, the realization of taxable gain or loss.

INVESTMENT POLICIES AND TECHNIQUES

The Portfolios are designed to provide their shareholders with professional management of short-term investment dollars. The Portfolios pool individual and institutional investors' money which they use to buy high quality money market instruments. Because each Portfolio combines its shareholders' money, it can buy and sell large blocks of securities, which reduces transaction costs and maximizes yields. The Portfolios are managed by investment professionals who analyze market trends to take advantage of changing conditions and who seek to minimize risk by diversifying each Portfolio's investments. A Portfolio's investments are subject to price fluctuations resulting from rising or declining interest rates and are subject to the ability of the issuers of such investments to make payment at maturity. However, because of their short maturities, liquidity and high quality ratings, high quality money market instruments, such as those in which the Portfolios invest, are generally considered to be among the safest available. Thus, the Portfolios are designed for investors who want to avoid the fluctuations of principal commonly associated with equity and long-term bond investments. There can be no guarantee that a Portfolio will achieve its objective or that it will maintain a net asset value of $1.00 per share. The net asset value of $1.00 per share has, however, been maintained for each Portfolio since its inception.

In addition, the Portfolios limit their investments to securities that meet the quality and diversification requirements of Rule 2a-7 under the 1940 Act.

Money Market Portfolio. The Money Market Portfolio seeks maximum current income consistent with stability of capital. The Portfolio pursues its objective by investing exclusively in the following types of U.S. dollar-denominated money market instruments that mature in 12 months or less:

         (1) Obligations of, or guaranteed by, the U.S. or Canadian Governments, their agencies or instrumentalities.

         (2) Bank certificates of deposit, time deposits or bankers' acceptances limited to domestic banks (including their foreign branches) and Canadian chartered banks having total assets in excess of $1 billion.

         (3) Certificates of deposit and time deposits of domestic savings and loan associations having total assets in excess of $1 billion.

         (4) Bank certificates of deposit, time deposits or bankers' acceptances of U.S. branches of foreign banks having total assets in excess of $10 billion.

         (5) Commercial paper rated Prime-1 or Prime-2 by Moody's Investors Service, Inc. ("Moody's") or A-1 or A-2 by Standard & Poor's Corporation ("S&P"), or commercial paper or notes issued by companies with an unsecured debt issue outstanding currently rated A or higher by Moody's or S&P, where the obligation is on the same or a higher level of priority as the rated issue, and investments in other corporate obligations such as publicly traded bonds, debentures and notes rated A or higher by Moody's or S&P. For a description of these ratings, see
                  "Appendix -- Ratings of Investments" in this Statement of Additional Information.

         (6) Commercial paper secured by a letter of credit issued by a domestic or Canadian chartered bank having total assets in excess of $1 billion and rated Prime-1 by Moody's.

         (7) Repurchase agreements of obligations that are suitable for investment under the categories set forth above. Repurchase agreements are discussed below.

To the extent the Portfolio purchases Eurodollar certificates of deposit issued by London branches of U.S. banks, or commercial paper issued by foreign entities, consideration will be given to their marketability and possible restrictions on international currency transactions and to regulations imposed by the domicile country of the foreign issuer. Eurodollar certificates of deposit may not be subject to the same regulatory requirements as certificates of deposit issued by U.S. banks, and associated income may be subject to the imposition of foreign taxes.

The Portfolio may invest in commercial paper issued by major corporations under the Securities Act of 1933 in reliance on the exemption from registration afforded by Section 3(a)(3) thereof. Such commercial paper may be issued only to finance current transactions and must mature in nine months or less. Trading of such commercial paper is conducted primarily by institutional investors through investment dealers and individual investor participation in the commercial paper market is very limited.

The Portfolio also may invest in commercial paper issued in reliance on the so-called "private placement" exemption from registration which is afforded by
Section 4(2) of the Securities Act of 1933 ("Section 4(2) paper"). Section 4(2) paper is restricted as to disposition under the federal securities laws, and generally is sold to institutional investors such as the Portfolio that agree that they are purchasing the paper for investment and not with a view to public distribution. Any resale by the purchaser must be in an exempt transaction.
Section 4(2) paper normally is resold to other institutional investors like the Portfolio through or with the assistance of the issuer or investment dealers who make a market in the Section 4(2) paper, thus providing liquidity. The Portfolio's advisor considers the legally restricted but readily saleable
Section 4(2) paper to be liquid; however, pursuant to procedures approved by the Board of Trustees of the Fund, if a particular investment in Section 4(2) paper is not determined to be liquid, that investment will be included within the 10% limitation on illiquid securities discussed below. The Portfolio's advisor monitors the liquidity of the Portfolio's investments in Section 4(2) paper on a continuous basis.

The Portfolio may concentrate more than 25% of its assets in bank certificates of deposit or banker's acceptances of United States banks in accordance with its investment objective and policies. Accordingly, the Portfolio may be more adversely affected by changes in market or economic conditions and other circumstances affecting the banking industry than it would be if the Portfolio's assets were not so concentrated.

Government Securities Portfolio. The Government Securities Portfolio seeks to provide maximum current income consistent with stability of capital. The Portfolio pursues its objective by investing exclusively in U.S. Treasury bills, notes, bonds and other obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities and repurchase agreements of such obligations. All securities purchased mature in 12 months or less. Some securities issued by U.S. Government agencies or instrumentalities are supported only by the credit of the agency or instrumentality, such as those issued by the Federal Home Loan Bank, and others are backed by the full faith and credit of the U.S. Government. Short-term U.S. Government obligations generally are considered to be the safest short-term investment. The U.S. Government guarantee of the securities owned by the Portfolio, however, does not guarantee the net asset value of its shares, which the Portfolio seeks to maintain at $1.00 per share. Also, with respect to securities supported only by the credit of the issuing agency or instrumentality, there is no guarantee that the U.S. Government will provide support to such agencies or instrumentalities and such securities may involve risk of loss of principal and interest. Repurchase agreements are discussed below.

Tax-Exempt Portfolio. The Portfolio seeks to provide maximum current income that is exempt from federal income taxes to the extent consistent with stability of capital. The Portfolio pursues its objective by investing primarily in a professionally managed, diversified portfolio of short-term high quality tax-exempt municipal obligations. Under normal market conditions at least 80% of the Portfolio's total assets will, as a fundamental policy, be invested in obligations issued by or on behalf of states, territories and possessions of the United States and the District of Columbia and their political subdivisions, agencies and instrumentalities, the income from which is exempt from federal income tax and from alternative income tax ("Municipal Securities").

Dividends representing net interest income received by the Portfolio on Municipal Securities will be exempt from federal income tax when distributed to the Portfolio's shareholders. Such dividend income may be subject to state and local taxes. (See "Dividends, Taxes and Net Asset Value - Tax Exempt Portfolio.") The Portfolio's assets will consist of Municipal Securities, temporary investments, as described further in this Statement of Additional Information, and cash. The Portfolio considers short-term Municipal Securities to be those that mature in one year or less.

The Portfolio will invest only in Municipal Securities which at the time of purchase: (a) are rated within the two highest-ratings for Municipal Securities assigned by Moody's (Aaa or Aa) or assigned by S&P (AAA or AA); (b) are guaranteed or insured by the U.S. Government as to the payment of principal and interest; (c) are fully collateralized by an escrow of U.S. Government securities acceptable to the Portfolio's advisor; (d) have at the time of purchase Moody's short-term Municipal Securities rating of MIG-2 or higher or a municipal commercial paper rating of P-2 or higher, or S&P's municipal commercial paper rating of A-2 or higher; (e) are unrated, if longer term Municipal Securities of that issuer are rated within the two highest rating categories by Moody's or S&P; or (f) are determined to be at least equal in quality to one or more of the above ratings in the discretion of the Portfolio's advisor.

Municipal Securities generally are classified as "general obligation" or "revenue" bonds. General obligation bonds are secured by the issuer's pledge of its full credit and taxing power for the payment of principal and interest.
Revenue bonds are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise or other specific revenue source. Industrial development bonds, which are Municipal Securities, are in most cases revenue bonds and generally do not constitute the pledge of the credit of the issuer of such bonds.

The Portfolio may purchase high quality Certificates of Participation in trusts that hold Municipal Securities. A Certificate of Participation gives the Portfolio an undivided interest in the Municipal Security in the proportion that the Portfolio's interest bears to the total principal amount of the Municipal Security. These Certificates of Participation may be variable rate or fixed rate with remaining maturities of one year or less. A Certificate of Participation may be backed by an irrevocable letter of credit or guarantee of a financial institution that satisfies rating agencies as to the credit quality of the Municipal Security supporting the payment of principal and interest on the Certificate of Participation. Payments of principal and interest would be dependent upon the underlying Municipal Security and may be guaranteed under a letter of credit to the extent of such credit. The quality rating by a rating service of an issue of Certificates of Participation is based primarily upon the rating of the Municipal Security held by the trust and the credit rating of the issuer of any letter of credit and of any other guarantor providing credit support to the issue. The Portfolio's advisor considers these factors as well as others, such as any quality ratings issued by the rating services identified above, in reviewing the credit risk presented by a Certificate of Participation and in determining whether the Certificate of Participation is appropriate for investment by the Portfolio. It is anticipated by the Portfolio's advisor that, for most publicly offered Certificates of Participation, there will be a liquid secondary market or there may be demand features enabling the Portfolio to readily sell its Certificates of Participation prior to maturity to the issuer or a third party. As to those instruments with demand features, the Portfolio intends to exercise its right to demand payment from the issuer of the demand feature only upon a default under the terms of the Municipal Security, as needed to provide liquidity to meet redemptions, or to maintain a high quality investment portfolio.

The Portfolio may purchase securities that provide for the right to resell them to an issuer, bank or dealer at an agreed upon price or yield within a specified period prior to the maturity date of such securities. Such a right to resell is referred to as a "Standby Commitment." Securities may cost more with Standby Commitments than without them. Standby Commitments will be entered into solely to facilitate portfolio liquidity. A Standby Commitment may be exercised before the maturity date of the related Municipal Security if the Portfolio's advisor revises its evaluation of the creditworthiness of the underlying security or of the entity issuing the Standby Commitment. The Portfolio's policy is to enter into Standby Commitments only with issuers, banks or dealers that are determined by the Portfolio's advisor to present minimal credit risks. If an issuer, bank or dealer should default on its obligation to repurchase an underlying security, the Portfolio might be unable to recover all or a portion of any loss sustained from having to sell the security elsewhere. For purposes of valuing the Portfolio's securities at amortized cost, the stated maturity of Municipal Securities subject to Standby Commitments is not changed.

The Portfolio may purchase and sell Municipal Securities on a when-issued or delayed delivery basis. A when-issued or delayed delivery transaction arises when securities are bought or sold for future payment and delivery to secure what is considered to be an advantageous price and yield to the Portfolio at the time it enters into the transaction. In determining the maturity of portfolio securities purchased on a when-issued or delayed delivery basis, the Portfolio will consider them to have been purchased on the date when it committed itself to the purchase.

A security purchased on a when-issued basis, like all securities held by the Portfolio, is subject to changes in market value based upon changes in the level of interest rates and investors' perceptions of the creditworthiness of the issuer. Generally such securities will appreciate in value when interest rates decline and decrease in value when interest rates rise. Therefore if, in order to achieve higher interest income, the Portfolio remains substantially fully invested at the same time that it has purchased securities on a when-issued basis, there will be a greater possibility that the market value of the Portfolio's assets will vary from $1.00 per share, since the value of a when-issued security is subject to market fluctuation and no interest accrues to the purchaser prior to settlement of the transaction. (See "Dividends, Taxes and Net Asset Value.")

The Portfolio will only make commitments to purchase Municipal Securities on a when-issued or delayed delivery basis with the intention of actually acquiring the securities, but the Portfolio reserves the right to sell these securities before the settlement date if deemed advisable. The sale of these securities may result in the realization of gains that are not exempt from federal income tax.

In seeking to achieve its investment objective, the Portfolio may invest all or any part of its assets in Municipal Securities that are industrial development bonds. Moreover, although the Portfolio does not currently intend to do so on a regular basis, it may invest more than 25% of its assets in Municipal Securities that are repayable out of revenue streams generated from economically related projects or facilities, if such investment is deemed necessary or appropriate by the Portfolio's advisor. To the extent that the Portfolio's assets are concentrated in Municipal Securities payable from revenues on economically related projects and facilities, the Portfolio will be subject to the risks presented by such projects to a greater extent than it would be if the Portfolio's assets were not so concentrated.

Municipal Securities that the Portfolio may purchase include, without limitation, debt obligations issued to obtain funds for various public purposes, including the construction of a wide range of public facilities such as airports, bridges, highways, housing, hospitals, mass transportation, public utilities, schools, streets, and water and sewer works. Other public purposes for which Municipal Securities may be issued include refunding outstanding obligations, obtaining funds for general operating expenses and obtaining funds to loan to other public institutions and facilities.

Municipal Securities, such as industrial development bonds, are issued by or on behalf of public authorities to obtain funds for purposes including privately operated airports, housing, conventions, trade shows, ports, sports, parking or pollution control facilities or for facilities for water, gas, electricity or sewage and solid waste disposal. Such obligations, which may include lease arrangements, are included within the term Municipal Securities if the interest paid thereon qualifies as exempt from federal income tax. Other types of industrial development bonds, the proceeds of which are used for the construction, equipment, repair or improvement of privately operated industrial or commercial facilities, may constitute Municipal Securities, although current federal tax laws place substantial limitations on the size of such issues.

Examples of Municipal Securities that are issued with original maturities of one year or less are short-term tax anticipation notes, bond anticipation notes, revenue anticipation notes, construction loan notes, pre-refunded municipal bonds, warrants and tax-free commercial paper.

Tax anticipation notes typically are sold to finance working capital needs of municipalities in anticipation of receiving property taxes on a future date. Bond anticipation notes are sold on an interim basis in anticipation of a municipality issuing a longer term bond in the future. Revenue anticipation notes are issued in expectation of receipt of other types of revenue such as those available under the Federal Revenue Sharing Program. Construction loan notes are instruments insured by the Federal Housing Administration with permanent financing by "Fannie Mae" (the Federal National Mortgage Association) or

"Ginnie Mae" (the Government National Mortgage Association) at the end of the project construction period. Pre-refunded municipal bonds are bonds that are not yet refundable, but for which securities have been placed in escrow to refund an original municipal bond issue when it becomes refundable. Tax-free commercial paper is an unsecured promissory obligation issued or guaranteed by a municipal issuer. The Portfolio may purchase other Municipal Securities similar to the foregoing, that are or may become available, including securities issued to pre-refund other outstanding obligations of municipal issuers.

The federal bankruptcy statutes relating to the adjustments of debts of political subdivisions and authorities of states of the United States provide that, in certain circumstances, such subdivisions or authorities may be authorized to initiate bankruptcy proceedings without prior notice to or consent of creditors, which proceedings could result in material adverse changes in the rights of holders of obligations issued by such subdivisions or authorities.

Litigation challenging the validity under state constitutions of present systems of financing public education has been initiated or adjudicated in a number of states, and legislation has been introduced to effect changes in public school finances in some states. In other instances there has been litigation challenging the issuance of pollution control revenue bonds or the validity of their issuance under state or federal law which ultimately could affect the validity of those Municipal Securities or the tax-free nature of the interest thereon.

From  time  to  time,  as a  defensive  measure  or when  acceptable  short-term
Municipal Securities are not available, the Portfolio may invest in taxable "temporary investments" which include: obligations of the U.S. Government, its agencies or instrumentalities; debt securities rated within the two highest grades by Moody's or S&P; commercial paper rated in the two highest grades by either of such rating services; certificates of deposit of domestic banks with assets of $1 billion or more; and any of the foregoing temporary investments subject to repurchase agreements. Repurchase agreements are discussed below. Interest income from temporary investments is taxable to shareholders as ordinary income. Although the Portfolio is permitted to invest in taxable securities, it is the Portfolio's primary intention to generate income dividends that are not subject to federal income taxes. (See "Dividends, Taxes and Net Asset Value.") For a description of the ratings, see "Appendix -- Ratings of Investments" in this Statement of Additional Information.

Repurchase Agreements. Each Portfolio may invest in repurchase agreements, which are instruments under which a Portfolio acquires ownership of a security from a broker-dealer or bank that agrees to repurchase the security at a mutually agreed upon time and price (which price is higher than the purchase price), thereby determining the yield during a Portfolio's holding period. Maturity of the securities subject to repurchase may exceed one year. In the event of a bankruptcy or other default of a seller of a repurchase agreement, a Portfolio might have expenses in enforcing its rights, and could experience losses, including a decline in the value of the underlying securities and loss of income.

A Portfolio may enter into repurchase agreements with any member bank of the Federal Reserve System or any domestic broker/dealer which is recognized as a reporting Government securities dealer if the creditworthiness of the bank or broker/dealer has been determined by the Advisor to be at least as high as that of other obligations a Portfolio may purchase or to be at least equal to that of issuers of commercial paper rated within the two highest grades assigned by Moody's, S&P or Duff.

A repurchase agreement provides a means for a Portfolio to earn taxable income on funds for periods as short as overnight. It is an arrangement under which the purchaser (i.e., a Portfolio) acquires a security ("Obligation") and the seller agrees, at the time of sale, to repurchase the Obligation at a specified time and price. Securities subject to a repurchase agreement are held in a segregated account and the value of such securities kept at least equal to the repurchase price on a daily basis. The repurchase price may be higher than the purchase price, the difference being income to a Portfolio, or the purchase and repurchase prices may be the same, with interest at a stated rate due to a Portfolio together with the repurchase price on the date of repurchase. In either case, the income to a Portfolio (which is taxable) is unrelated to the interest rate on the Obligation itself. Obligations will be held by the custodian or in the Federal Reserve Book Entry system.

It is not clear whether a court would consider the Obligation purchased by a Portfolio subject to a repurchase agreement as being owned by that Portfolio or as being collateral for a loan by a Portfolio to the seller. In the event of the commencement of bankruptcy or insolvency proceedings with respect to the seller of the Obligation before repurchase of the Obligation under a repurchase agreement, a Portfolio may encounter delay and incur costs before being able to sell the security. Delays may involve loss of interest or decline in price of the Obligation. If the court characterized the transaction as a loan and a

Portfolio has not perfected an interest in the Obligation, a Portfolio may be required to return the Obligation to the seller's estate and be treated as an unsecured creditor of the seller. As an unsecured creditor, a Portfolio is at risk of losing some or all of the principal and income involved in the transaction. As with any unsecured debt obligation purchased for a Portfolio, the Advisor seeks to minimize the risk of loss through repurchase agreements by analyzing the creditworthiness of the obligor, in this case the seller of the Obligation. Apart from the risk of bankruptcy or insolvency proceedings, there is also the risk that the seller may fail to repurchase the Obligation, in which case the Portfolio may incur a loss if the proceeds to a Portfolio of the sale to a third party are less than the repurchase price. However, if the market value of the Obligation subject to the repurchase agreement becomes less than the repurchase price (including interest), a Portfolio will direct the seller of the Obligation to deliver additional securities so that the market value of all securities subject to the repurchase agreement will equal or exceed the repurchase price. It is possible that a Portfolio will be unsuccessful in seeking to enforce the seller's contractual obligation to deliver additional securities.

Interfund Borrowing and Lending Program. Each Portfolio has received exemptive relief from the SEC which permits the Portfolio to participate in an interfund lending program among certain investment companies advised by the Advisor. The interfund lending program allows the participating Portfolios to borrow money from and loan money to each other for temporary or emergency purposes. The program is subject to a number of conditions designed to ensure fair and equitable treatment of all participating Portfolios, including the following:
(1) no Portfolio may borrow money through the program unless it receives a more favorable interest rate than a rate approximating the lowest interest rate at which bank loans would be available to any of the participating Portfolios under a loan agreement; and (2) no Portfolio may lend money through the program unless it receives a more favorable return than that available from an investment in repurchase agreements and, to the extent applicable, money market cash sweep arrangements. In addition, a Portfolio may participate in the program only if and to the extent that such participation is consistent with the Portfolio's investment objectives and policies (for instance, money market Portfolios would normally participate only as lenders and tax exempt Portfolios only as borrowers). Interfund loans and borrowings may extend overnight, but could have a maximum duration of seven days. Loans may be called on one day's notice. A
Portfolio may have to borrow from a bank at a higher interest rate if an interfund loan is called or not renewed. Any delay in repayment to a lending Portfolio could result in a lost investment opportunity or additional costs. The program is subject to the oversight and periodic review of the Boards of the participating Portfolios. To the extent a Portfolio is actually engaged in borrowing through the interfund lending program, the Portfolio, as a matter of non-fundamental policy, may not borrow for other than temporary or emergency purposes (and not for leveraging), except that the Tax-Exempt Portfolio may engage in reverse repurchase agreements.

Illiquid Securities. A Portfolio will not purchase illiquid securities, including time deposits and repurchase agreements maturing in more than seven days if, as a result thereof, more than 10% of such Portfolio's net assets valued at the time of the transaction would be invested in such securities.

Variable Rate Securities. Each Portfolio may invest in instruments having rates of interest that are adjusted periodically or that "float" continuously according to formulae intended to minimize fluctuation in values of the instruments ("Variable Rate Securities"). The interest rate of Variable Rate Securities ordinarily is determined by reference to or is a percentage of an objective standard such as a bank's prime rate, the 90-day U.S. Treasury bill rate, or the rate of return on commercial paper or bank certificates of deposit. Generally, the changes in the interest rate on Variable Rate Securities reduce the fluctuation in the market value of such securities. Accordingly, as interest rates decrease or increase, the potential for capital appreciation or depreciation is less than for fixed-rate obligations. Some Variable Rate Securities have a demand feature entitling the purchaser to resell the securities at an amount approximately equal to amortized cost or the principal amount thereof plus accrued interest ("Variable Rate Demand Securities"). As is the case for other Variable Rate Securities, the interest rate on Variable Rate Demand Securities varies according to some objective standard intended to minimize fluctuation in the values of the instruments. Each Portfolio determines the maturity of Variable Rate Securities in accordance with Rule 2a-7, which allows the Portfolio to consider certain of such instruments as having maturities shorter than the maturity date on the face of the instrument.

Borrowings. A Portfolio may not borrow money except as a temporary measure for extraordinary or emergency purposes, and then only in an amount up to one-third of the value of its total assets, in order to meet redemption requests without immediately selling any portfolio securities. Any such borrowings under this provision will not be collateralized except that the Tax-Exempt Portfolio may pledge up to 10% of its net assets to secure such borrowings. No Portfolio will borrow for leverage purposes.

INVESTMENT MANAGER AND SHAREHOLDER SERVICES

Investment Manager. Scudder Kemper Investments, Inc. ("Scudder Kemper" or the "Advisor"), 345 Park Avenue, New York, New York, is each Portfolio's advisor. The Advisor is approximately 70% owned by Zurich Insurance Company ("Zurich"), a leading internationally recognized provider of insurance and financial services in property/casualty and life insurance, reinsurance and structured financial solutions, as well as asset management. The balance of the Advisor is owned by its officers and employees. Responsibility for overall management of each Portfolio rests with the Fund's Board of Trustees and officers. Pursuant to investment management agreements, Scudder Kemper acts as each Portfolio's investment advisor, manages its investments, administers its business affairs, furnishes office facilities and equipment, provides clerical, and administrative services, and permits any of its officers or employees to serve without compensation as trustees or officers of the Fund if elected to such positions. Each Portfolio pays the expenses of its operations, including the fees and expenses of independent auditors, counsel, custodian and transfer agent and the cost of share certificates, reports and notices to shareholders, costs of calculating net asset value and maintaining all accounting records thereto, brokerage commissions or transaction costs, taxes, registration fees, the fees and expenses of qualifying the Portfolio and its shares for distribution under federal and state securities laws and membership dues in the Investment Company Institute or any similar organization. Fund expenses generally are allocated among the Portfolios on the basis of net assets at the time of the allocation, except that expenses directly attributable to a particular Portfolio are charged to that Portfolio.

There is one investment management agreement for the Money Market Portfolio and the Government Securities Portfolio and a separate investment management agreement for the Tax-Exempt Portfolio. These agreements are substantially the same except that the graduated fee schedule under a particular agreement is applied only to the Portfolio or Portfolios subject to that agreement and the expense limitations contained in the agreements are different. Each of the investment management agreements continues in effect from year to year for each Portfolio subject thereto so long as its continuation is approved at least annually by a majority vote of the trustees who are not parties to such agreement or interested persons of any such party except in their capacity as trustees of the Fund, cast in person at a meeting called for such purpose, and by the shareholders of each Portfolio subject thereto or the Board of Trustees. If continuation is not approved for a Portfolio, an investment management agreement nevertheless may continue in effect for any Portfolio for which it is approved and the Advisor may continue to serve as advisor for the Portfolio for which it is not approved to the extent permitted by the 1940 Act. Each agreement may be terminated at any time upon 60 days notice by either party, or by a majority vote of the outstanding shares of a Portfolio subject thereto with respect to that Portfolio, and will terminate automatically upon assignment. Additional portfolios may be subject to different agreements.

Each investment management agreement provides that the Advisor shall not be liable for any error of judgment or of law, or for any loss suffered by the Portfolios in connection with the matters to which the agreement relates, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Advisor in the performance of its obligations and duties, or by reason of its reckless disregard of its obligations and duties under the agreement.

In certain cases the investments for the Portfolios are managed by the same individuals who manage one or more other mutual funds advised by the Advisor that have similar names, objectives and investment styles as the Portfolios. You should be aware that the Portfolios are likely to differ from these other mutual funds in size, cash flow pattern and tax matters. Accordingly, the holdings and performance of the Portfolios can be expected to vary from those of the other mutual funds.

On December 31, 1997, pursuant to the terms of an agreement, Scudder, Stevens & Clark, Inc. ("Scudder") and Zurich formed a new global organization by combining Scudder with Zurich Kemper Investments, Inc. ("ZKI") and Zurich Kemper Value Advisers, Inc. ("ZKVA"), former subsidiaries of Zurich. ZKI was the former investment manager for each Portfolio. Upon completion of the transaction, Scudder changed its name to Scudder Kemper Investments, Inc. As a result of the transaction, Zurich owns approximately 70% of Scudder Kemper, with the balance owned by Scudder Kemper's officers and employees.


On September 7, 1998, the businesses of Zurich (including Zurich's 70% interest in Scudder Kemper) and the financial services businesses of B.A.T Industries p.l.c. ("B.A.T") were combined to form a new global insurance and financial services company known as Zurich Financial Services Group. By way of a dual holding company structure, former Zurich shareholders initially owned approximately 57% of Zurich Financial Services Group, with the balance initially owned by former B.A.T. shareholders. On October 17, 2000, the dual-headed holding company structure of Zurich Financial Services

Group, comprised of Allied Zurich p.l.c. in the United Kingdom and Zurich Allied in Switzerland, was unified into a single Swiss holding company, Zurich Financial Services.


Upon consummation of this transaction, the Portfolios' then current investment management agreements with Scudder Kemper were deemed to have been assigned and, therefore, terminated. The Board approved new investment management agreements (the "Agreements") with Scudder Kemper, which are substantially identical to the prior investment management agreements except for the dates of execution and termination. These agreements became effective on September 7, 1998, upon the termination of the then current investment management agreements, and were approved at a shareholder meeting held on December 17, 1998.

For the services and facilities furnished to the Money Market and Government Securities Portfolios, such Portfolios pay an annual investment management fee monthly, on a graduated basis at the following rate: 0.22% of the first $500 million of combined average daily net assets of such Portfolios, 0.20% of the next $500 million, 0.175% of the next $1 billion, 0.16% of the next $1 billion and 0.15% of combined average daily net assets of such Portfolios over $3 billion. The Advisor has agreed to reimburse the Money Market and Government
Securities Portfolios should all operating expenses of the Money Market and Government Securities Portfolios, including the investment management fee of the Advisor but excluding taxes, interest, the distribution fee of Kemper Distributors, Inc. ("KDI"), extraordinary expenses (as determined by the Board of Trustees) and brokerage commissions or transaction costs, exceed 0.90% of the first $500 million, 0.80% of the next $500 million, 0.75% of the next $1 billion and 0.70% of average daily net assets of the Money Market and Government Securities Portfolios in excess of $2 billion on an annual basis. The investment management fee and the expense limitation for the Money Market and Government Securities Portfolios are computed based on average daily net assets of such Portfolios and are allocated among such Portfolios based upon the relative net assets of each.

For the services and facilities furnished to the Tax-Exempt Portfolio, such Portfolio pays an annual investment management fee monthly, on a graduated basis at the following annual rate: 0.22% of the first $500 million of average daily net assets, 0.20% of the next $500 million, 0.175% of the next $1 billion, 0.16% on the next $1 billion and 0.15% of average daily net assets of such Portfolio over $3 billion. The Advisor has agreed to reimburse the Tax-Exempt Portfolio should all operating expenses of such Portfolio, including the compensation of the Advisor but excluding taxes, interest, extraordinary expenses and brokerage commissions or transaction costs exceed 1 1/2% of the first $30 million of average daily net assets and 1% of average daily net assets of the Tax-Exempt Portfolio in excess of $30 million on an annual basis.


For its services as investment advisor and manager and for facilities furnished the Fund during the fiscal year ended July 31, 2000, the Fund incurred investment management fees aggregating $1,645,321for the Money Market Portfolio, $919,080 for the Government Securities Portfolio and $656,767 for the Tax-Exempt Portfolio.


During the fiscal year ended July 31, 1999 the Fund incurred investment management fees aggregating $1,930,000 for the Money Market Portfolio, $896,000 for the Government Securities Portfolio and $843,000 for the Tax-Exempt Portfolio.

During the fiscal year ended July 31, 1998, the Fund incurred investment management fees aggregating $1,868,000 for the Money Market Portfolio, $834,000 for the Government Securities Portfolio and $945,000 for the Tax-Exempt Portfolio.

Fund Accounting Agent. Scudder Fund Accounting Corporation ("SFAC"), Two International Place, Boston, Massachusetts 02110, a subsidiary of the Advisor, is responsible for determining the net asset value per share of each Portfolio and maintaining all accounting records related thereto. Currently, SFAC receives no fee for its services to the Portfolios; however, subject to Board approval, at some time in the future, SFAC may seek payment for its services under this agreement.

Distributor and Administrator. Pursuant to an administration, shareholder services and distribution agreement and an underwriting agreement (collectively "distribution agreement"), KDI, 222 South Riverside Plaza, Chicago, Illinois 60606, an affiliate of the Advisor, serves as primary administrator, distributor and principal underwriter for the Portfolios to provide information and services for existing and potential shareholders. The distribution agreement provides that KDI shall appoint various firms to provide a cash management service for their customers or clients through the Portfolios. The firms are to provide such office space and equipment, telephone facilities, personnel and literature distribution as is necessary or appropriate for providing information and services to the firms' clients. Each Portfolio has adopted a plan in accordance with

Rule 12b-1 of the 1940 Act (the "12b-1 Plan"). The rule regulates the manner in which an investment company may, directly or indirectly, bear the expenses of distributing shares.

The distribution agreement and the 12b-1 Plans continue in effect from year to year so long as such continuance is approved at least annually by a vote of the Board of Trustees of the Fund, including the Trustees who are not interested persons of the Fund and who have no direct or indirect financial interest in the agreement. The distribution agreement automatically terminates in the event of its assignment and may be terminated at any time without penalty by a Portfolio or by KDI upon 60 days' written notice. Termination by a Portfolio may be by vote of a majority of the Board of Trustees, or a majority of the Trustees who are not interested persons of the Fund and who have no direct or indirect financial interest in the agreement, or a "majority of the outstanding voting securities" of a Portfolio as defined under the 1940 Act. The 12b-1 Plan may not be amended to increase the fee to be paid by a Portfolio without approval by a majority of the outstanding voting securities of a Portfolio and all material amendments must in any event be approved by the Board of Trustees in the manner described above with respect to the continuation of each 12b-1 Plan. The Portfolios of the Fund will vote separately with respect to the 12b-1 Plan. For its services under the distribution agreement, and pursuant to each 12b-1 Plan, the Fund pays KDI an annual distribution fee, payable monthly, of 0.38% of average daily net assets with respect to the Money Market and Government Securities Portfolios and 0.33% of average daily net assets with respect to the Tax-Exempt Portfolio.

KDI is the principal underwriter for shares of each Portfolio and acts as agent of each Portfolio in the sale of its shares. The Fund pays the cost for the prospectus and shareholder reports to be set in type and printed for existing shareholders, and KDI pays for the printing and distribution of copies thereof used in connection with the offering of shares to prospective investors. KDI also pays for supplementary sales literature and advertising costs.

KDI has entered into related services agreements with various broker-dealer firms to provide cash management and other services for each Portfolio's shareholders. Such services and assistance may include, but may not be limited to, establishment and maintenance of shareholder accounts and records, processing purchase and redemption transactions, providing automatic investment in Portfolio shares of client account balances, answering routine inquiries regarding a Portfolio, assisting clients in changing account options, designations and addresses, and such other services as may be agreed upon from time to time and as may be permitted by applicable statute, rule or regulation. KDI also has services agreements with banking firms to provide the above listed services, except for certain distribution services that the banks may be prohibited from providing, for their clients who wish to invest in a Portfolio. KDI also may provide some of the above services for a Portfolio. KDI normally pays such firms at an annual rate ranging from 0.15% to 0.40% of average net assets of those accounts in the Money Market and Government Securities
Portfolios that they maintain and service and ranging from 0.15% to 0.33% of average daily net assets of those accounts in the Tax-Exempt Portfolio that they maintain and service. In addition, KDI may, from time to time, from its own resources, pay certain firms additional amounts for such services including, without limitation fixed dollar amounts and amounts based upon a percentage of net assets or increased net assets in those Fund accounts that said firms maintain and service. KDI also may reimburse firms for costs associated with the transfer of client balances to the Fund. KDI may elect to keep a portion of the total distribution fee to compensate itself for functions performed for a Portfolio or to pay for sales materials or other promotional activities.


For the fiscal year ended July 31, 2000, the Fund incurred distribution fees in the Money Market Portfolio, the Government Securities Portfolio and the Tax-Exempt Portfolio of $3,177,526, $1,730,825 and $985,153, respectively, for a total amount of $5,893,504. KDI remitted $3,110,686, $1,719,041 and $874,988, respectively, to various firms, pursuant to the related services agreements.

For the fiscal year ended July 31, 2000, KDI incurred expenses for underwriting, distribution and administration in the approximate amounts noted: fees to firms $0; advertising and literature $0; prospectus printing $0; and marketing and sales expenses $91,503, for a total of $91,503. A portion of the aforesaid marketing, sales and operating expenses could be considered overhead expense; however, KDI has made no attempt to differentiate between expenses that are overhead and those that are not.


For the fiscal year ended July 31, 1999, the Fund incurred distribution fees in the Money Market Portfolio, the Government Securities Portfolio and the Tax-Exempt Portfolio of $3,586,000 $1,709,000 and $1,217,000 respectively, for a total amount of $6,512,000. KDI remitted $3,609,000, $1,696,000 and $1,167,000, respectively, to various firms, pursuant to the related services agreements.

For the fiscal year ended July 31, 1999, KDI incurred expenses for underwriting, distribution and administration in the approximate amounts noted: fees to firms $6,472,000; advertising and literature $0; prospectus printing $0 and marketing and sales expenses $409,000, for a total of $6,881,000. A portion of the aforesaid marketing, sales and operating expenses could be considered overhead expense; however, KDI has made no attempt to differentiate between expenses that are overhead and those that are not.

For the fiscal year ended July 31, 1998, the Fund incurred distribution fees in the Money Market Portfolio, the Government Securities Portfolio and the Tax-Exempt Portfolio of $3,530,000, $1,577,000 and $1,416,000, respectively, for a total amount of $6,523,000. KDI remitted $3,443,000, $1,561,000 and
$1,252,000, respectively, to various firms, pursuant to the related services agreements.

For the fiscal year ended July 31, 1998, KDI incurred expenses for underwriting, distribution and administration in the approximate amounts noted: fees to firms $6,256,000; advertising and literature $0; prospectus printing $0 and marketing and sales expenses $573,000, for a total of $6,829,000. A portion of the aforesaid marketing, sales and operating expenses could be considered overhead expense; however, KDI has made no attempt to differentiate between expenses that are overhead and those that are not.

Certain officers or trustees of the Fund are also directors or officers of the Advisor and KDI as indicated under "Officers and Trustees."


Custodian, Transfer Agent and Shareholder Service Agent. State Street Bank and Trust Company ("State Street"), 225 Franklin Street, Boston, Massachusetts 02110, as custodian, has custody of all securities and cash of the Portfolios. State Street attends to the collection of principal and income, and payment for and collection of proceeds of securities bought and sold by the Portfolios. State Street is also transfer agent of the Portfolios. Pursuant to a services agreement with State Street, Kemper Service Company ("KSvC"), an affiliate of the Advisor, serves as "Shareholder Service Agent" and, as such, performs all of State Street's duties as transfer agent and dividend paying agent. State Street receives, as transfer agent, and pays to KSvC annual account fees of a maximum of $13 per account plus out-of-pocket expense reimbursement. During the fiscal year ended July 31, 2000, 1999 and 1998, State Street remitted shareholder service fees in the amount of $2,306,920 $2,616,000, and $2,948,000, respectively, to KSvC as Shareholder Service Agent.


Independent Auditors and Reports to Shareholders. The Fund's independent auditors, Ernst & Young LLP, 233 South Wacker Drive, Chicago, Illinois 60606, audit and report on the Fund's annual financial statements, review certain regulatory reports and the Fund's federal income tax return, and perform other professional accounting, auditing, tax and advisory services when engaged to do so by the Fund. Shareholders will receive annual audited financial statements and semi-annual unaudited financial statements.

Legal Counsel. Vedder, Price, Kaufman & Kammholz, 222 North LaSalle Street, Chicago, Illinois 60601, serves as legal counsel to the Fund.

PORTFOLIO TRANSACTIONS

Brokerage Commissions

Allocation of brokerage is supervised by the Advisor.

The primary objective of the Advisor in placing orders for the purchase and sale of securities for a Portfolio is to obtain the most favorable net results, taking into account such factors as price, commission where applicable, size of order, difficulty of execution and skill required of the executing broker/dealer. The Advisor seeks to evaluate the overall reasonableness of brokerage commissions paid (to the extent applicable) through the familiarity of Scudder Investor Services, Inc. ("SIS") with commissions charged on comparable transactions, as well as by comparing commissions paid by a Portfolio to reported commissions paid by others. The Advisor routinely reviews commission rates, execution and settlement services performed and makes internal and external comparisons.

The Portfolios' purchases and sales of fixed-income securities are generally placed by the Advisor with primary market makers for these securities on a net basis, without any brokerage commission being paid by the Portfolio. Trading does, however, involve transaction costs. Transactions with dealers serving as primary market makers reflect the spread between the bid and asked prices. Purchases of underwritten issues may be made, which will include an underwriting fee paid to the underwriter.

When it can be done consistently with the policy of obtaining the most favorable net results, it is the Advisor's practice to place such orders with broker/dealers who supply brokerage and research services to the Advisor or a Portfolio. The term "research services" includes advice as to the value of securities; the advisability of investing in, purchasing or selling securities; the availability of securities or purchasers or sellers of securities; and analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy and the performance of accounts. The Advisor is authorized when placing portfolio transactions, if applicable, for the Portfolio to pay a brokerage commission in excess of that which another broker might charge for executing the same transaction on account of execution services and the receipt of research services. The Advisor has negotiated arrangements, which are not applicable to most fixed-income transactions, with certain broker/dealers pursuant to which a broker/dealer will provide research services, to the Advisor or the Portfolio in exchange for the direction by the Advisor of brokerage transactions to the broker/dealer. These arrangements regarding receipt of research services generally apply to equity security transactions. The Advisor may place orders with a broker/dealer on the basis that the broker/dealer has or has not sold shares of the Portfolio. In effecting transactions in over-the-counter securities, orders are placed with the principal market makers for the security being traded unless, after exercising care, it appears that more favorable results are available elsewhere.

To the maximum extent feasible, it is expected that the Advisor will place orders for portfolio transactions through SIS, which is a corporation registered as a broker/dealer and a subsidiary of the Advisor; SIS will place orders on behalf of a Portfolio with issuers, underwriters or other brokers and dealers. SIS will not receive any commission, fee or other remuneration from a Portfolio for this service.

Although certain research services from broker/dealers may be useful to a Portfolio and to the Advisor, it is the opinion of the Advisor that such information only supplements the Advisor's own research effort since the information must still be analyzed, weighed, and reviewed by the Advisor's staff. Such information may be useful to the Advisor in providing services to clients other than a Portfolio, and not all such information is used by the Advisor in connection with a Portfolio. Conversely, such information provided to the Advisor by broker/dealers through whom other clients of the Advisor effect securities transactions may be useful to the Advisor in providing services to a Portfolio.

The Trustees review, from time to time, whether the recapture for the benefit of a Portfolio of some portion of the brokerage commissions or similar fees paid by a Portfolio on portfolio transactions is legally permissible and advisable.

Money market instruments are normally purchased in principal transactions directly from the issuer or from an underwriter or market maker. There usually are no brokerage commissions paid by a Portfolio for such purchases. During the last three fiscal years none of the Portfolios paid brokerage commissions. Purchases from underwriters will include a commission or concession paid by the issuer to the underwriter, and purchases from dealers serving as market makers will include the spread between the bid and asked prices.

PURCHASE AND REDEMPTION OF SHARES

Purchase of Shares

Shares of a Portfolio are sold at their net asset value next determined after an order and payment are received in the form described in the prospectus. The minimum initial investment is $1,000 and the minimum subsequent investment is $100 but such minimum amounts may be changed at any time. The Fund may waive the minimum for purchases by trustees, directors, officers or employees of the Fund or the Advisor and its affiliates. An investor wishing to open an account should use the Account Information Form available from the Fund or financial services firms. Orders for the purchase of shares that are accompanied by a check drawn on a foreign bank (other than a check drawn on a Canadian bank in U.S. Dollars) will not be considered in proper form and will not be processed unless and until the Fund determines that it has received payment of the proceeds of the check. The time required for such a determination will vary and cannot be determined in advance.

Each Portfolio seeks to have its portfolio as fully invested as possible at all times in order to achieve maximum income. Since each Portfolio will be investing in instruments that normally require immediate payment in Federal Funds (monies credited to a bank's account with its regional Federal Reserve Bank), each Portfolio has adopted procedures for the convenience of its shareholders and to ensure that each Portfolio receives investable funds. Orders for purchase of shares of a Portfolio received by wire transfer in the form of Federal Funds will be effected at the next determined net asset value. Shares purchased by wire will receive that day's dividend if effected at or prior to the 1:00 p.m. Central time net asset value determination for the Money Market and the Government Securities Portfolios and at or prior to the 11:00 a.m. Central time net asset value determination for the Tax-Exempt Portfolio. Otherwise such shares will receive the dividend for the next calendar day if effected at 3:00 p.m. Central time. Orders for purchase accompanied by a check or other negotiable bank draft will be accepted and effected as of 3:00 p.m. Central time on the next business day following receipt and such shares will receive the dividend for the calendar day following the day the purchase is effected. If an order is accompanied by a check drawn on a foreign bank, funds must normally be collected on such check before shares will be purchased.

If payment is wired in Federal Funds, the payment should be directed to UMB , N.A. (ABA #101-000-695), 10th and Grand Avenue, Kansas City, M0 64106 for credit to the appropriate Portfolio bank account (CEF Money Market Portfolio 17:
98-0103-348-4; CEF Government Securities Portfolio 23: 98-0103-378-6; CEF Tax-Exempt Portfolio 45: 98-0103-380-8).

Redemption of Shares

General. Upon receipt by the Shareholder Service Agent of a request in the form described below, shares of a Portfolio will be redeemed by the Fund at the next determined net asset value. If processed at 3 p.m. Central time, the shareholder will receive that day's dividend. A shareholder may use either the regular or expedited redemption procedures. Shareholders who redeem all their shares of a Portfolio will receive the net asset value of such shares and all declared but unpaid dividends on such shares.

Each Portfolio may suspend the right of redemption or delay payment more than seven days (a) during any period when the New York Stock Exchange ("Exchange") is closed other than customary weekend and holiday closings or during any period in which trading on the Exchange is restricted, (b) during any period when an emergency exists as a result of which (i) disposal of a Portfolio's investments is not reasonably practicable, or (ii) it is not reasonably practicable for a Portfolio to determine the value of its net assets, or (c) for such other periods as the Securities and Exchange Commission may by order permit for the protection of the Fund's shareholders.

Although it is each Portfolio's present policy to redeem in cash, if the Board of Trustees determines that a material adverse effect would be experienced by the remaining shareholders if payment were made wholly in cash, a Portfolio will pay the redemption price in whole or in part by a distribution of portfolio securities in lieu of cash, in conformity with the applicable rules of the Securities and Exchange Commission, taking such securities at the same value used to determine net asset value, and selecting the securities in such manner as the Board of Trustees may deem fair and equitable. If such a distribution occurred, shareholders receiving securities and selling them could receive less than the redemption value of such securities and in addition could incur certain transaction costs. Such a redemption would not be so liquid as a redemption entirely in cash. The Fund has elected to be governed by Rule 18f-1 under the Investment Company Act of 1940 pursuant to which the Fund is obligated to redeem shares of a Portfolio solely in cash up to the lesser of $250,000 or 1% of the net assets of that Portfolio during any 90-day period for any one shareholder of record.

If shares of a Portfolio to be redeemed were purchased by check or through certain Automated Clearing House ("ACH") transactions, the Portfolio may delay transmittal of redemption proceeds until it has determined that collected funds have been received for the purchase of such shares, which will be up to 10 days from receipt by the Portfolio of the purchase amount. Shareholders may not use expedited redemption procedures (wire transfer or Redemption Check) until the shares being redeemed have been owned for at least 10 days, and shareholders may not use such procedures to redeem shares held in certificated form. There is no delay when shares being redeemed were purchased by wiring Federal Funds.

If shares being redeemed were acquired from an exchange of shares of a mutual fund that were offered subject to a contingent deferred sales charge as described in the prospectus for that other fund, the redemption of such shares by a Portfolio may be subject to a contingent deferred sales charge as explained in such prospectus.

Shareholders can request the following telephone privileges: expedited wire transfer redemptions, ACH transactions and exchange transactions for individual and institutional accounts and preauthorized telephone redemption transactions for certain institutional accounts. Shareholders may choose these privileges on the account application or by contacting the Shareholder Service Agent for appropriate instructions. Please note that the telephone exchange privilege is automatic unless the shareholder refuses it on the account application. The Fund or its agents may be liable for any losses, expenses or costs arising out of fraudulent or unauthorized telephone requests pursuant to these privileges, unless the Fund or its agents reasonably believe, based upon reasonable verification procedures, that the telephonic instructions are genuine. The shareholder will bear the risk of loss, including loss resulting from fraudulent or unauthorized transactions, as long as the reasonable verification procedures are followed. The verification procedures include recording instructions, requiring certain identifying information before acting upon instructions and sending written confirmations.

Because of the high cost of maintaining small accounts, each Portfolio reserves the right to redeem an account that falls below the minimum investment level, currently $1,000. A shareholder will be notified in writing and will be allowed 60 days to make additional purchases to bring the account value up to the minimum investment level before a Portfolio redeems the shareholder account.

Firms provide varying arrangements for their clients to redeem Portfolio shares. Such firms may independently establish minimums and maximums and charge additional amounts to their clients for such services.

Regular Redemptions. Shareholders should contact the firm through which shares were purchased for redemption instructions. However, when shares are held for the account of a shareholder by the Fund's transfer agent, the shareholder may redeem them by sending a written request with signatures guaranteed (if applicable) to Kemper Service Company, P.O. Box 219153, Kansas City, Missouri 64121-9153. When certificates for shares have been issued, they must be mailed to or deposited with the Shareholder Service Agent, along with a duly endorsed stock power and accompanied by a written request for redemption. Redemption requests and a stock power must be endorsed by the account holder with signatures guaranteed by a commercial bank, trust company, savings and loan association, federal savings bank, member firm of a national securities exchange or other eligible financial institution. The redemption request and stock power must be signed exactly as the account is registered including any special capacity of the registered owner. Additional documentation may be requested, and a signature guarantee is normally required, from institutional and fiduciary account holders, such as corporations, custodians, executors, administrators, trustees, or guardians.

Telephone Redemptions. If the proceeds of the redemption are $50,000 or less and the proceeds are payable to the shareholder of record at the address of record, normally a telephone request or a written request by any one account holder without a signature guarantee is sufficient for redemptions by individual or joint account holders, and trust, executor, guardian and custodian account holders provided the trustee, executor, guardian or custodian is named in the account registration. Other institutional account holders and guardian account holders of custodial accounts for gifts and transfers to minors may exercise this special privilege of redeeming shares by telephone request or written request without signature guarantee subject to the same conditions as individual account holders and subject to the limitations on liability described under "General" above, provided that this privilege has been preauthorized by the institutional account holder or guardian account holder by written instruction to the Shareholder Service Agent with signatures guaranteed. Shares purchased by check or through certain ACH transactions may not be redeemed under this privilege of redeeming shares by telephone request until such shares have been owned for at least 10 days. This privilege of redeeming shares by telephone request or by written request without a signature guarantee may not be used to redeem shares held in certificated form and may not be used if the shareholder's account has had an address change within 30 days of the redemption request. During periods when it is difficult to contact the Shareholder Service Agent by telephone, it may be difficult to use the telephone redemption privilege, although investors can still redeem by mail. Each Portfolio reserves the right to terminate or modify this privilege at any time.

Expedited Wire Transfer Redemptions. If the account holder has given authorization for expedited wire redemption to the account holder's brokerage or bank account, shares can be redeemed and proceeds sent by a federal wire transfer to a single previously designated account. Requests received by the Shareholder Service Agent prior to 11:00 a.m. Central time will result in shares being redeemed that day and normally the proceeds will be sent to the designated account that day. Once authorization is on file, the Shareholder Service Agent will honor requests by telephone or in writing, subject to the limitations on liability described under "General" above. A Portfolio is not responsible for the efficiency of the federal wire system or the account holder's financial services firm or bank. A Portfolio currently does not charge the account holder for wire transfers. The account holder is responsible for any charges imposed by the account holder's firm or bank. There is a $1,000 wire redemption minimum. To change the designated account to receive wire redemption proceeds, contact the firm through which shares of a Portfolio were purchased or send a written request to the Shareholder Service Agent with signatures guaranteed as described above. Shares purchased by check or through certain ACH transactions may not be redeemed by wire transfer until the shares have been owned for at least 10 days. Account holders may not use this procedure to redeem shares held in certificated form. During periods when it is difficult to contact the Shareholder Service Agent by telephone, it may be difficult to use the expedited wire transfer redemption privilege. Each Portfolio reserves the right to terminate or modify this privilege at any time.

Redemptions by Draft. Upon request, shareholders will be provided with drafts to be drawn on a Portfolio ("Redemption Checks"). These Redemption Checks may be made payable to the order of any person for not more than $5 million. Shareholders should not write Redemption Checks in an amount less than $250 since a $10 service fee will be charged as described below. When a Redemption Check is presented for payment, a sufficient number of full and fractional shares in the shareholder's account will be redeemed as of the next determined net asset value to cover the amount of the Redemption Check. This will enable the shareholder to continue earning dividends until a Portfolio receives the Redemption Check. A shareholder wishing to use this method of redemption must complete and file an Account Information Form which is available from a Portfolio or firms through which shares were purchased. Redemption Checks should not be used to close an account since the account normally includes accrued but unpaid dividends. Each Portfolio reserves the right to terminate or modify this privilege at any time. This privilege may not be available through some firms that distribute shares of a Portfolio. In addition, firms may impose minimum balance requirements in order to obtain this feature. Firms may also impose fees to investors for this privilege or, if approved by a Portfolio, establish variations of minimum check amounts.

Unless one signer is authorized on the Account Information Form, Redemption Checks must be signed by all account holders. Any change in the signature authorization must be made by written notice to the Shareholder Service Agent. Shares purchased by check or through certain ACH transactions may not be redeemed by Redemption Check until the shares have been on a Portfolio's books for at least 10 days. Shareholders may not use this procedure to redeem shares held in certificated form. Each Portfolio reserves the right to terminate or modify this privilege at any time.

A Portfolio may refuse to honor Redemption Checks whenever the right of redemption has been suspended or postponed, or whenever the account is otherwise impaired. A $10 service fee will be charged when a Redemption Check is presented to redeem Portfolio shares in excess of the value of a Portfolio account or in an amount less than $250; when a Redemption Check is presented that would require redemption of shares that were purchased by check or certain ACH transactions within 10 days; or when "stop payment" of a Redemption Check is requested. Firms may charge different service fees.

SPECIAL FEATURES

Certain firms that offer shares of a Portfolio also provide special redemption features through charge or debit cards, Automatic Teller Machines and checks that redeem Portfolio shares. Various firms have different charges for their services. Shareholders should obtain information from their firm with respect to any special redemption features, applicable charges, minimum balance requirements and special rules of the cash management program being offered.

DIVIDENDS, TAXES AND NET ASSET VALUE

Dividends. Dividends are declared daily and paid monthly. Shareholders will receive dividends in additional shares unless they elect to receive cash. Dividends will be reinvested monthly in shares of a Portfolio at the net asset value normally on the fifteenth day of each month if a business day, otherwise on the next business day. A Portfolio will pay shareholders who redeem their entire accounts all unpaid dividends at the time of the redemption not later than the next dividend payment date. Upon written request to the Shareholder Service Agent, a shareholder may elect to have Portfolio dividends invested without sales charge in shares of another Kemper Mutual Fund offering this privilege at the net asset value of such other fund. See "Special Features -- Exchange Privilege" for a list of such other Kemper Mutual Funds. To use this privilege of investing Portfolio dividends in shares of another Kemper Mutual Fund, shareholders must maintain a minimum account value of $1,000 in a Portfolio.

Each Portfolio calculates its dividends based on its daily net investment income. For this purpose, the net investment income of the Portfolio consists of
(a) accrued interest income plus or minus amortized discount or premium (excluding market discount for the Tax-Exempt Portfolio), (b) plus or minus all short-term realized gains and losses on investments and (c) minus accrued expenses allocated to the Portfolio. Expenses of each Portfolio are accrued each day. While each Portfolio's investments are valued at amortized cost, there will be no unrealized gains or losses on such investments. However, should the net asset value of a Portfolio deviate significantly from market value, the Board of Trustees could decide to value the investments at market value and then unrealized gains and losses would be included in net investment income above.

Each Portfolio reinvests dividend checks (and future dividends) in shares of a Portfolio if checks are returned as undeliverable. Dividends and other distributions in the aggregate amount of $10 or less are automatically reinvested in shares of a Portfolio unless the shareholder requests that such policy not be applied to the shareholder's account. If an investment is in the form of a retirement plan, all dividends and capital gains distributions must be reinvested into the shareholder's account.

Taxes

Taxable Portfolios. The Money Market Portfolio and the Government Securities Portfolio each intend to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the "Code") and, if so qualified, will not be subject to federal income taxes to the extent its earnings are distributed. Dividends derived from interest and short-term capital gains are taxable as ordinary income whether received in cash or reinvested in additional shares. Long-term capital gains distributions, if any, are taxable as long-term capital gains regardless of the length of time shareholders have owned their shares. Dividends from these Portfolios do not qualify for the dividends received deduction available to corporate shareholders.

Tax-Exempt Portfolio. The Tax-Exempt Portfolio intends to continue to qualify under the Code as a regulated investment company and, if so qualified, will not be subject to federal income taxes to the extent its earnings are distributed. This Portfolio also intends to meet the requirements of the Code applicable to regulated investment companies distributing tax-exempt interest dividends and, accordingly, dividends representing net interest received on Municipal Securities will not be included by shareholders in their gross income for federal income tax purposes, except to the extent such interest is subject to the alternative minimum tax as discussed below. Dividends representing taxable net investment income (such as net interest income from temporary investments in obligations of the U.S. Government) and net short-term capital gains, if any, are taxable to shareholders as ordinary income.

                                 [To Be Updated]

Net interest on certain "private activity bonds" issued on or after August 8, 1986 is treated as an item of tax preference and may, therefore, be subject to both the individual and corporate alternative minimum tax. To the extent provided by regulations to be issued by the Secretary of the Treasury, exempt-interest dividends from the Tax-Exempt Portfolio are to be treated as interest on private activity bonds in proportion to the interest income the Portfolio receives from private activity bonds, reduced by allowable deductions. For the 1999 calendar year, __% of the net interest income of the Tax-Exempt Portfolio was derived from "private activity bonds."

Exempt-interest dividends, except to the extent of interest from "private activity bonds," are not treated as a tax preference item. For a corporate shareholder, however, such dividends will be included in determining such corporate shareholder's "adjusted current earnings." Seventy-five percent of the excess, if any, of "adjusted current earnings" over the corporate shareholder's other alternative minimum taxable income with certain adjustments will be a tax preference item. Corporate shareholders are advised to consult their tax advisers with respect to alternative minimum tax consequences.

Shareholders  will be required to disclose on their  federal  income tax returns
the  amount  of  tax-exempt   interest   earned   during  the  year,   including
exempt-interest dividends received from the Tax-Exempt Portfolio.

Individuals whose modified income exceeds a base amount will be subject to federal income tax on up to 85% of their Social Security benefits. Modified income includes adjusted gross income, tax-exempt interest, including exempt-interest dividends from the Tax-Exempt Portfolio and 50% of Social Security benefits. Individuals are advised to consult their tax advisers with respect to the taxation of Social Security benefits.

The tax exemption of dividends from the Tax-Exempt Portfolio for federal income tax purposes does not necessarily result in exemption under the income or other tax laws of any state or local taxing authority. The laws of the several states and local taxing authorities vary with respect to the taxation of such income and shareholders of the Portfolio are advised to consult their own tax adviser as to the status of their accounts under state and local tax laws.

General. Dividends declared in October, November or December to shareholders of record as of a date in one of those months and paid during the following January are treated as paid on December 31 of the calendar year in which declared for federal income tax purposes. Each Portfolio may adjust its schedule for dividend reinvestment for the month of December to assist it in complying with reporting and minimum distribution requirements contained in the Code.

If for any taxable year a Portfolio does not qualify for the special federal income tax treatment afforded regulated investment companies, all of its taxable income will be subject to federal income tax at regular corporate rates (without any deduction for distributions to its shareholders). In such event, dividend distributions would be taxable to shareholders to the extent of current accumulated earnings and profits, and would be eligible for the dividends received deduction, in the case of corporate shareholders.

Each Portfolio is required by law to withhold 31% of taxable dividends paid to certain shareholders who do not furnish a correct taxpayer identification number (in the case of individuals, a social security number) and in certain other circumstances. Trustees of qualified retirement plans and 403(b)(7) accounts are required by law to withhold 20% of the taxable portion of any distribution that is eligible to be "rolled over." The 20% withholding requirement does not apply to distributions from Individual Retirement Accounts (IRAs) or any part of a distribution that is transferred directly to another qualified retirement plan, 403(b)(7) account, or IRA. Shareholders should consult their tax advisers regarding the 20% withholding requirement.

Interest on indebtedness that is incurred to purchase or carry shares of a mutual fund which distributes exempt-interest dividends during the year is not deductible for federal income tax purposes. Further, the Tax-Exempt Portfolio may not be an appropriate investment for persons who are "substantial users" of facilities financed by industrial development bonds held by the Tax-Exempt Portfolio or are "related persons" to such users; such persons should consult their tax advisers before investing in the Tax-Exempt Portfolio.

The "Superfund Act of 1986" (the "Superfund Act") imposes a separate tax on corporations at a rate of 0.12 percent of the excess of such corporation's
"modified alternative minimum taxable income" over $2 million. A portion of tax-exempt interest, including exempt-interest dividends from the Tax-Exempt Portfolio, may be includable in modified alternative minimum taxable income. Corporate shareholders are advised to consult their tax advisers with respect to the consequences of the Superfund Act.

Shareholders normally will receive monthly confirmations of dividends and of purchase and redemption transactions except that confirmations of dividend reinvestment for IRAs and other fiduciary accounts for which Investors Fiduciary Trust Company serves as trustee will be sent quarterly. Firms may provide varying arrangements with their clients with respect to confirmations (see "Purchase of Shares -- Clients of Firms"). Tax information will be provided annually. Shareholders are encouraged to retain copies of their account confirmation statements or year-end statements for tax reporting purposes. However, those who have incomplete records may obtain historical account transaction information at a reasonable fee.

Net Asset Value. As described in the prospectus, each Portfolio values its portfolio instruments at amortized cost, which does not take into account unrealized capital gains or losses. This involves initially valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. While this method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price the Portfolio would receive if it sold the instrument. Calculations are made to compare the value of a Portfolio's investments valued at amortized cost with market values. Market valuations are obtained by using actual quotations provided by market makers, estimates of market value, or values obtained from yield data relating to classes of money market instruments published by reputable sources at the mean between the bid and asked prices for the instruments. If a deviation of 1/2 of 1% or more were to occur between the net asset value per share calculated by reference to market values and a Portfolio's $1.00 per share net asset value, or if there were any other deviation which the Board of Trustees of the Fund believed would result in a material dilution to shareholders or purchasers, the Board of Trustees would promptly consider what action, if any, should be initiated. If a Portfolio's net asset value per share (computed using market values) declined, or were expected to decline, below $1.00 (computed using amortized cost), the Board of Trustees of the Fund might temporarily reduce or suspend dividend payments in an effort to maintain the net asset value at $1.00 per share. As a result of such reduction or suspension of dividends or other action by the Board of Trustees, an investor would receive less income during a given period than if such a reduction or suspension had not taken place. Such action could result in investors receiving no dividend for the period during which they hold their shares and receiving, upon redemption, a price per share lower than that which they paid. On the other hand, if a Portfolio's net asset value per share (computed using market values) were to increase, or were anticipated to increase above $1.00 (computed using amortized cost), the Board of Trustees of the Fund might supplement dividends in an effort to maintain the net asset value at $1.00 per share.

PERFORMANCE

The Fund may advertise several types of performance information for a Portfolio, including "yield," "effective yield" and, for the Tax-Exempt Portfolio only, "tax equivalent yield." Each of these figures is based upon historical earnings and is not representative of the future performance of a Portfolio. The yield of a Portfolio refers to the net investment income generated by a hypothetical investment in the Portfolio over a specific seven-day period. This net investment income is then annualized, which means that the net investment income generated during the seven-day period is assumed to be generated each week over an annual period and is shown as a percentage of the investment. The effective yield is calculated similarly, but the net investment income earned by the investment is assumed to be compounded weekly when annualized. The effective yield will be slightly higher than the yield due to this compounding effect. Tax equivalent yield is the yield that a taxable investment must generate in order to equal the Tax-Exempt Portfolio's yield for an investor in a stated federal income tax bracket (normally assumed to be the maximum tax rate). Tax equivalent yield is based upon, and will be higher than, the portion of the Tax-Exempt Portfolio's yield that is tax-exempt.


Each Portfolio's yield is computed in accordance with a standardized method prescribed by rules of the Securities and Exchange Commission. Under that method, the yield quotation is based on a seven-day period and is computed for each Portfolio as follows. The first calculation is net investment income per share, which is accrued interest on portfolio securities, plus or minus amortized discount or premium (excluding market discount for the Tax-Exempt Portfolio), less accrued expenses. This number is then divided by the price per share (expected to remain constant at $1.00) at the beginning of the period ("base period return"). The result is then divided by 7 and multiplied by 365 and the resulting yield figure is carried to the nearest one-hundredth of one percent. Realized capital gains or losses and unrealized appreciation or depreciation of investments are not included in the calculation. For the seven-day period ended July 31, 2000, the Money Market Portfolio's yield was 5.93%, the Government Securities Portfolio's yield was 5.76% and the Tax-Exempt Portfolio's yield was 3.65%.

Each Portfolio's seven-day effective yield is determined by taking the base period return (computed as described above) and calculating the effect of assumed compounding. The formula for the seven-day effective yield is:
(seven-day base period return +1)365/7 - 1. Each Portfolio may also advertise a thirty-day effective yield in which case the formula is (thirty-day base period return +1)365/30 - 1. For the seven day period ended July 31, 2000, the Money Market Portfolio's effective yield was 6.11%, the Government Securities Portfolio's effective yield was 5.92% and the Tax Exempt Portfolio's effective yield was 3.72%.

The tax equivalent yield of the Tax-Exempt Portfolio is computed by dividing that portion of the Portfolio's yield (computed as described above) that is tax-exempt by (one minus the stated federal income tax rate) and adding the product to that portion, if any, of the yield of the Portfolio that is not tax-exempt. Based upon a marginal federal income tax rate of 37.1% and the Tax-Exempt Portfolio's yield computed as described above for the seven-day period ended July 31, 2000, the Tax-Exempt Portfolio's tax-equivalent yield was 5.79%. For additional information concerning tax-exempt yields, see "Tax-Exempt versus Taxable Yield" below.


Each Portfolio's yield fluctuates, and the publication of an annualized yield quotation is not a representation as to what an investment in the Portfolio will actually yield for any given future period. Actual yields will depend not only on changes in interest rates on money market instruments during the period in which the investment in the Portfolio is held, but also on such matters as Portfolio expenses.

Investors have an extensive choice of money market funds and money market deposit accounts and the information below may be useful to investors who wish to compare the past performance of the Money Market Portfolio, the Government Securities Portfolio and the Tax-Exempt Portfolio with that of their competitors. Past performance cannot be a guarantee of future results.

The Fund may depict the historical performance of the securities in which a Portfolio may invest over periods reflecting a variety of market or economic conditions either alone or in comparison with alternative investments performance indexes of those investments or economic indicators. A Portfolio may also describe its portfolio holdings and depict its size or relative size compared to other mutual funds, the number and make-up of its shareholder base and other descriptive factors concerning the Portfolio.

Investors may also want to compare a Portfolio's performance to that of U.S. Treasury bills or notes because such instruments represent alternative income producing products. Treasury obligations are issued in selected denominations. Rates of U.S. Treasury obligations are fixed at the time of issuance and payment of principal and interest is backed by the full faith and credit of the U.S. Treasury. The market value of such instruments will generally fluctuate inversely with interest rates prior to maturity and will equal par value at maturity. Generally, the values of obligations with shorter maturities will fluctuate less than those with longer maturities. A Portfolio's yield will fluctuate. Also, while each Portfolio seeks to maintain a net asset value per share of $1.00, there is no assurance that it will be able to do so. In addition, investors may want to compare a Portfolio's performance to the Consumer Price Index, either directly or by calculating its "real rate of return," which is adjusted for the effects of inflation.

Tax-Exempt versus Taxable Yield. You may want to determine which investment -- tax-exempt or taxable -- will provide you with a higher after-tax return. To determine the tax equivalent yield, simply divide the yield from the tax-exempt investment by the sum of [1 minus your marginal tax rate]. The table below is provided for your convenience in making this calculation for selected tax-exempt yields and taxable income levels. These yields are presented for purposes of illustration only and are not representative of any yield that the Tax-Exempt Portfolio may generate. Both tables are based upon current law as to the 1999 federal tax rate schedules.

Taxable Equivalent Yield Table for Persons Whose Adjusted Gross Income is Under $126,600

                                                                                  A Tax-Exempt Yield of:
                Taxable Income                    Your Marginal      2%       3%       4%      5%       6%        7%
        Single                   Joint           Federal Tax Rate               Is Equivalent to a Taxable Yield of:
        ------                   -----           ----------------       --------------------------------------------



$25,750-                 $43,050-$104,050               28.0%       2.78     4.17     5.56    6.94     8.33      9.72
$62,450
Over $62,450                Over $104,050               31.0        2.90     4.35     5.80    7.25     8.70     10.14

Taxable Equivalent Yield Table for Persons Whose Adjusted Gross Income is Over $126,600*

                                                                                  A Tax-Exempt Yield of:
                Taxable Income                    Your Marginal      2%       3%       4%      5%       6%        7%
        Single                   Joint           Federal Tax Rate          Is Equivalent to a Taxable Yield of:
        ------                   -----           ----------------  -------------------------------------------------

$62,450-                 $104,050-                   31.9%          2.94     4.41     5.87     7.34     8.81    10.28
$130,250                 $158,550
$130,250-                $158,550-                   37.1           3.18     4.77     6.36     7.95     9.54    11.13
$283,150                 $283,150
Over $283,150            Over $283,150               40.8           3.38     5.07     6.76     8.45    10.14    11.82

* This table assumes a decrease of $3.00 of itemized deductions for each $100 of adjusted gross income over $126,600. For a married couple with adjusted gross income between $189,950 and $312,450 (single between $126,600 and $249,100), add 0.7% to the above Marginal Federal Tax Rate for each personal and dependency exemption. The taxable equivalent yield is the tax-exempt yield divided by: 100% minus the adjusted tax rate. For example, if the table tax rate is 37.1% and you are married with no dependents, the adjusted tax rate is 38.5% (37.1% + 0.7% + 0.7%). For a tax-exempt yield of 6%, the taxable equivalent yield is about 9.8% (6% / (100% - 38.5%)).

Code of Ethics

The Fund, the Advisor and principal underwriter have each adopted codes of ethics under rule 17j-1 of the Investment Company Act. Board members, officers of the Portfolios and employees of the Advisor and principal underwriter are permitted to make personal securities transactions, including transactions in securities that may be purchased or held by the Portfolios, subject to requirements and restrictions set forth in the applicable Code of Ethics. The Advisor's Code of Ethics contains provisions and requirements designed to identify and address certain conflicts of interest between personal investment activities and the interests of the Portfolios. Among other things, the Advisor's Code of Ethics prohibits certain types of transactions absent prior approval, imposes time periods during which personal transactions may not be made in certain securities, and requires the submission of duplicate broker confirmations and quarterly reporting of securities transactions. Additional restrictions apply to portfolio managers, traders, research analysts and others involved in the investment advisory process. Exceptions to these and other provisions of the Advisor's Code of Ethics may be granted in particular circumstances after review by appropriate personnel.

OFFICERS AND TRUSTEES

The officers and trustees of the Fund, their birthdates, their principal occupations and their affiliations, if any, with the Advisor and KDI are listed below. All persons named as officers and trustees also serve in similar capacities for other funds advised by the Advisor.

JOHN W. BALLANTINE (2/16/46), Trustee, 1500 North Lake Shore Drive, Chicago, Illinois; First Chicago NBD Corporation/The First National Bank of Chicago:
1996-1998 Executive Vice President and Chief Risk Management Officer; 1995-1996 Executive Vice President and Head of International Banking; 1992-1995 Executive Vice President, Chief Credit and Market Risk Officer.

LEWIS A. BURNHAM (1/8/33), Trustee, 16410 Avila Boulevard, Tampa, Florida; Retired; formerly, Partner, Business Resources Group (management consulting firm); formerly, Executive Vice President, Anchor Glass Container Corporation.


LINDA  C.  COUGHLIN  (1/1/52),   Trustee,,   Two  International  Place,  Boston,
Massachusetts; Managing Director, Advisor.


DONALD L.  DUNAWAY  (3/8/37),  Trustee,  7011 Green Tree  Drive,  #903,  Naples,
Florida; Retired; formerly, Executive Vice President, A. O. Smith Corporation (diversified manufacturer).

ROBERT B. HOFFMAN (12/11/36), Trustee, 1530 North State Parkway, Chicago, Illinois; Chairman, Harnischfeger Industries, Inc. (machinery for the mining and paper industries); formerly, Vice Chairman and Chief Financial Officer, Monsanto Company (agricultural, pharmaceutical and nutritional/food products); formerly Vice President and Head of International Operations, FMC corporation (manufacturer of machinery and chemicals).

DONALD R. JONES (1/17/30), Trustee, 182 Old Wick Lane, Inverness, Illinois; Retired; Director, Motorola, Inc. (manufacturer of electronic equipment and components); formerly, Executive Vice President and Chief Financial Officer, Motorola, Inc.

THOMAS W. LITTAUER (4/26/55), Chairman, Trustee and Vice President*, Two International Place, Boston, Massachusetts; Managing Director, Advisor; formerly, Head of Broker Dealer Division of an unaffiliated investment management firm during 1997; prior thereto, President of Client Management Services of an unaffiliated investment management firm from 1991 to 1996.

SHIRLEY D. PETERSON (9/3/41), Trustee, 401 Rosemont Avenue, Frederick, Maryland; President, Hood College, Maryland; formerly, Partner, Steptoe & Johnson (attorneys); prior thereto, Commissioner, Internal Revenue Service; prior thereto, Assistant Attorney General (Tax), U.S. Department of Justice; Director, Bethlehem Steel Corp.

WILLIAM P. SOMMERS (7/22/33), Trustee, 24717 Harbour View Drive, Ponte Vedro Beach, Florida; Consultant and Director, SRI International (research and development); formerly, President and Chief Executive Officer, SRI International); prior thereto, Executive Vice President, Iameter (medical information and educational service provider); prior thereto, Senior Vice President and Director, Booz, Allen & Hamilton, Inc. (management consulting firm) ; Director, PSI, Inc., Evergreen Solar, Inc.,and Litton Industries.

MARK S. CASADY  (9/21/60),  President*,  345 Park  Avenue,  New York,  New York;
Managing  Director,  Advisor;  formerly,   Institutional  Sales  Manager  of  an
unaffiliated mutual fund distributor.


PHILIP J. COLLORA (11/15/45), Vice President and Secretary*, 222 South Riverside
Plaza,  Chicago,  Illinois;   Attorney,  Senior  Vice  President  and  Assistant
Secretary, Advisor.

KATHRYN L. QUIRK (12/3/52), Vice President*, 345 Park Avenue, New York, New York; Managing Director, Advisor.

FRANK J. RACHWALSKI, JR. (3/26/45), Vice President*, 222 South Riverside Plaza, Chicago, Illinois; Senior Vice President, Advisor.

LINDA J. WONDRACK (9/12/64), Vice President*, Two International Place, Boston, Massachusetts; Senior Vice President, Advisor.

JOHN  R.  HEBBLE  (6/27/58),   Treasurer*,   Two  International  Place,  Boston,
Massachusetts; Senior Vice President, Advisor.

BRENDA LYONS (2/21/63), Assistant Treasurer*, Two International Place, Boston, Massachusetts; Senior Vice President, Advisor.

CAROLINE PEARSON (4/1/62), Assistant Secretary*, Two International Place, Boston, Massachusetts; Senior Vice President, Advisor; formerly, Associate, Dechert Price & Rhoads (law firm) 1989 to 1997.

MAUREEN  E. KANE  (2/14/62),  Assistant  Secretary*,  Two  International  Place,
Boston, Massachusetts; Vice President, Advisor; formerly, Assistant Vice President of an unaffiliated investment management firm; prior thereto, Associate Staff Attorney of an unaffiliated investment management firm; Associate, Peabody & Arnold (law firm).

* Interested persons as defined in the 1940 Act.

The trustees and officers who are "interested persons" as designated above receive no compensation from the Fund. The table below shows amounts paid or accrued to those trustees who are not designated "interested persons" during the Fund's 2000 fiscal year except that the information in the last column is for calendar year 1999.

                                                                       Total Compensation from
                                                                           Fund and Kemper
Name of Trustee          Aggregate Compensation From Fund           Fund Complex Paid to Trustees*
---------------          --------------------------------           -----------------------------


John W. Ballantine                   $4,800                                    $57,200
Lewis A. Burnham                     $5,100                                    $89,300
Donald L. Dunaway**                  $5,900                                    $97,000


                                       24

Robert B. Hoffman                    $5,300                                    $87,800
Donald R. Jones                      $5,500                                    $87,800
Shirley D. Peterson                  $4,800                                    $82,800
William P. Sommers                   $4,800                                    $82,800


    * Includes compensation for service on the boards of twenty-five Kemper funds with forty-three fund portfolios. Each trustee currently serves as a trustee of twenty-six Kemper funds and forty-eight fund portfolios.


** Pursuant to deferred compensation agreements with the Kemper funds, deferred amounts accrue interest monthly at a rate approximate to the yield of Zurich Money Funds -- Zurich Money Market Fund. Total deferred fees (including interest therein) payable from the Fund to Mr. Dunaway are $52,400.

On November 2, 2000, the officers and trustees of the Fund, as a group, owned less than 1% of the then outstanding shares of each Portfolio and the following persons owned of record 5% or more of the outstanding shares of the Portfolios of the Fund: ABN AMRO Chicago Corporation, 208 S. LaSalle Street, Chicago, IL 60604 (14.39% of the Money Market Portfolio and 6.14% of the Tax-Exempt Portfolio); ; D.A. Davidson & Co., P.O. Box 5015, Great Falls, MT 59403 (46.60% of the Money Market Portfolio and 83.63% of the Government Securities Portfolio): IDEX Funds, P.O. Box 9015, Clearwater, FL 33758 (17.27% of the Money Market Portfolio); and Emmett White Trust, Emmett White, Lake Forest, IL 60045 (5.96% of the Tax-Exempt Portfolio).


SPECIAL FEATURES

Exchange Privilege. Subject to the limitations described below, Class A Shares (or the equivalent) of the following Kemper Mutual Funds may be exchanged for each other at their relative net asset values: Kemper Technology Fund, Kemper Total Return Fund, Kemper Growth Fund, Kemper Small Capitalization Equity Fund, Kemper Income and Capital Preservation Fund, Kemper Municipal Bond Fund, Kemper Diversified Income Fund, Kemper High Yield Series, Kemper U.S. Government Securities Fund, Kemper International Fund, Kemper State Tax-Free Income Series, Kemper Adjustable Rate U.S. Government Fund, Kemper Blue Chip Fund, Kemper Global Income Fund, Kemper Target Equity Fund (series are subject to a limited offering period), Kemper Intermediate Municipal Bond Fund, Kemper Cash Reserves Fund, Kemper U.S. Mortgage Fund, Kemper Value Series, Inc., Kemper Value Plus Growth Fund, Kemper Horizon Fund, Kemper Europe Fund, Kemper Asian Growth Fund, Kemper Aggressive Growth Fund, Kemper Global/International Series, Inc., Kemper U.S. Growth and Income, Kemper Small Cap Relative Value Fund, Kemper-Dreman Financial Services Fund, Kemper Securities Trust, Kemper Value Fund, Kemper Classic Growth Fund, Kemper Global Discovery Fund, Kemper High Yield Fund II, Kemper Equity Trust, Kemper Income Trust and Kemper Funds Trust and ("Kemper Mutual Funds") and certain "Money Market Funds" (Zurich Money Funds, Zurich Yieldwise Funds, Cash Equivalent Fund, Tax-Exempt California Money Market Fund, Cash Account Trust, Investors Municipal Cash Fund and Investors Cash Trust). Shares of Money Market Funds and Kemper Cash Reserves Fund that were acquired by purchase (not including shares acquired by dividend reinvestment) are subject to the applicable sales charge on exchange. In addition, shares of a Kemper Mutual Fund in excess of $1,000,000 (except Kemper Cash Reserves Fund) acquired by exchange from another Fund may not be exchanged thereafter until they have been owned for 15 days (the "15-Day Hold Policy"). In addition, shares with a value over $1,000,000, shares of a Kemper Mutual Fund with a value of $1,000,000 or less (except Kemper Cash Reserves Fund) acquired by exchange from another fund, may not be exchanged thereafter until they have been owned for 15 days, if, in the advisor's judgement, the exchange activity may have an adverse effect on the fund. In particular, a pattern of exchanges that coincides with a "market timing" strategy may be disruptive to the Kemper fund and therefore may be subject to the 15-day hold policy. For purposes of determining whether the 15-Day Hold Policy applies to a particular exchange, the value of the shares to be exchanged shall be computed by aggregating the value of shares being exchanged for all accounts under common control, discretion or advice, including without limitation accounts administered by a financial services firm offering market timing, asset allocation or similar services. Series of Kemper Target Equity Fund will be available on exchange only during the Offering Period for such series as described in the prospectus for such series. Cash Equivalent Fund, Tax-Exempt California Money Market Fund, Cash Account Trust, Investors Municipal Cash Fund and Investors Cash

Trust are available on exchange but only through a financial services firm having a services agreement with KDI with respect to such funds. Exchanges may only be made for funds that are available for sale in the shareholder's state of residence. Currently, Tax-Exempt California Money Market Fund is available for sale only in California and the portfolios of Investors Municipal Cash Fund are available for sale in certain states.

The total value of shares being exchanged must at least equal the minimum investment requirement of the fund into which they are being exchanged. Exchanges are made based on relative dollar values of the shares involved in the exchange. There is no service fee for an exchange; however, financial services firms may charge for their services in expediting exchange transactions. Exchanges will be effected by redemption of shares of the fund held and purchase of shares of the other fund. For federal income tax purposes, any such exchange constitutes a sale upon which a gain or loss may be realized, depending upon whether the value of the shares being exchanged is more or less than the shareholder's adjusted cost basis. Shareholders interested in exercising the exchange privilege may obtain an exchange form and prospectuses of the other funds from financial services firms or KDI. Exchanges also may be authorized by telephone if the shareholder has given authorization. Once the authorization is on file, the Shareholder Service Agent will honor requests by telephone at 1-800-231-8568 or in writing, subject to the limitations on liability described in the prospectus. Any share certificates must be deposited prior to any exchange of such shares. During periods when it is difficult to contact the Shareholder Service Agent by telephone, it may be difficult to implement the telephone exchange privilege. The exchange privilege is not a right and may be suspended, terminated or modified at any time. Except as otherwise permitted by applicable regulation, 60 days' prior written notice of any termination or material change will be provided.

Systematic Withdrawal Program. An owner of $5,000 or more of a Portfolio's shares may provide for the payment from the owner's account of any requested dollar amount up to $50,000 to be paid to the owner or the owner's designated payee monthly, quarterly, semi-annually or annually. The $5,000 minimum account size is not applicable to Individual Retirement Accounts. Dividend distributions will be reinvested automatically at net asset value. A sufficient number of full and fractional shares will be redeemed to make the designated payment. Depending upon the size of the payments requested, redemptions for the purpose of making such payments may reduce or even exhaust the account. The program may be amended on thirty days notice by a Portfolio and may be terminated at any time by the shareholder or a Portfolio. Firms provide varying arrangements for their clients to redeem Portfolio shares on a periodic basis. Such firms may independently establish minimums for such services.

Tax-Sheltered Retirement Programs. The Shareholder Service Agent provides retirement plan services and documents and KDI can establish your account in any of the following types of retirement plans:

         o Individual Retirement Accounts (IRAs) with Investors Fiduciary Trust Company as custodian. This includes Savings Incentive Match Plan for Employees of Small Employers ("SIMPLE"), IRA accounts and Simplified Employee Pension Plan (SEP) IRA accounts and prototype documents.

         o 403(b) Custodial Accounts with State Street as custodian. This type of plan is available to employees of most non-profit organizations.

         o        Prototype money purchase pension and profit-sharing  plans may
                  be  adopted  by  employers.   The  maximum   contribution  per
                  participant is the lesser of 25% of compensation or $30,000.

Brochures describing the above plans as well as providing model defined benefit plans, target benefit plans, 457 plans, 401(k) plans, SIMPLE 401(k) plans and materials for establishing them are available from the Shareholder Service Agent upon request. The brochures for plans with State Street as custodian describe the current fees payable to IFTC for its services as custodian. Investors should consult with their own tax advisers before establishing a retirement plan.

Electronic Funds Transfer Programs. For your convenience, the Fund has established several investment and redemption programs using electronic funds transfer via the Automated Clearing House (ACH). There is currently no charge by the Fund for these programs. To use these features, your financial institution (your employer's financial institution in the case of payroll deposit) must be affiliated with an Automated Clearing House (ACH). This ACH affiliation permits the Shareholder Service Agent to electronically transfer money between your bank account, or employer's payroll bank in the case of Direct Deposit, and your account. Your bank's crediting policies of these transferred funds may vary. These features may be amended or terminated at any time by the Fund. Shareholders should contact KSvC at 1-800-231-8568 or the financial services firm through which their account was established for more information. These programs may not be available through some firms that distribute shares of the Portfolios.

SHAREHOLDER RIGHTS

The Fund is an open-end, diversified, management investment company, organized as a business trust under the laws of Massachusetts on August 9, 1985. Effective September 27, 1985, the Money Market and Government Securities Portfolios pursuant to a reorganization succeeded to the assets and liabilities of the two Portfolios of Cash Equivalent Fund, Inc., a Maryland corporation organized on February 2, 1979. The Money Market and Government Securities Portfolios commenced operations on March 16, 1979 and December 1, 1981, respectively. Effective August 1, 1988, the Tax-Exempt Portfolio succeeded to the assets and liabilities of Tax-Exempt Money Market Fund, a Massachusetts business trust organized October 25, 1985. Effective January 31, 1986, Tax-Exempt Money Market Fund succeeded to the assets and liabilities of Tax-Exempt Money Market Fund, Inc., a Maryland corporation that was organized January 27, 1982 and commenced operations on July 9, 1982. The Fund may issue an unlimited number of shares of beneficial interest in one or more series or "Portfolios," all having no par value. While only shares of the three previously described Portfolios are presently being offered, the Board of Trustees may authorize the issuance of additional Portfolios if deemed desirable. Since the Fund offers multiple Portfolios, it is known as a "series company." Shares of each Portfolio have equal noncumulative voting rights and equal rights with respect to dividends, assets and liquidation of such Portfolio. Shares are fully paid and nonassessable when issued, are transferable without restriction and have no preemptive or conversion rights. Shareholders will vote by Portfolio and not in the aggregate except when voting in the aggregate is required under the 1940 Act, such as for the election of trustees.

The Fund generally is not required to hold meetings of its shareholders. Under the Agreement and Declaration of Trust of the Fund ("Declaration of Trust"), however, shareholder meetings will be held in connection with the following matters: (a) the election or removal of trustees if a meeting is called for such purpose; (b) the adoption of any contract for which shareholder approval is required by the 1940 Act; (c) any termination of the Fund to the extent and as provided in the Declaration of Trust; (d) any amendment of the Declaration of Trust (other than amendments changing the name of the Fund or any Portfolio, establishing a Portfolio, supplying any omission, curing any ambiguity or curing, correcting or supplementing any defective or inconsistent provision thereof); (e) as to whether a court action, proceeding or claim should or should not be brought or maintained derivatively or as a class action on behalf of the Fund or the shareholders, to the same extent as the stockholders of a Massachusetts business corporation; and (f) such additional matters as may be required by law, the Declaration of Trust, the By-laws of the Fund, or any registration of the Fund with the Securities and Exchange Commission or any state, or as the trustees may consider necessary or desirable. The shareholders also would vote upon changes in fundamental investment objectives, policies or restrictions.

Each trustee serves until the next meeting of shareholders, if any, called for the purpose of electing trustees and until the election and qualification of his successor or until such trustee sooner dies, resigns, retires or is removed by a majority vote of the shares entitled to vote (as described below) or a majority of the trustees. In accordance with the 1940 Act (a) the Fund will hold a shareholder meeting for the election of trustees at such time as less than a majority of the trustees have been elected by shareholders, and (b) if, as a result of a vacancy in the Board of Trustees, less than two-thirds of the trustees have been elected by the shareholders, that vacancy will be filled only by a vote of the shareholders.

Trustees may be removed from office by a vote of the holders of a majority of the outstanding shares at a meeting called for that purpose, which meeting shall be held upon the written request of the holders of not less than 10% of the outstanding shares. Upon the written request of ten or more shareholders who have been such for at least six months and who hold shares constituting at least 1% of the outstanding shares of the Fund stating that such shareholders wish to communicate with the other shareholders for the purpose of obtaining the signatures necessary to demand a meeting to consider removal of a trustee, the Fund has undertaken to disseminate appropriate materials at the expense of the requesting shareholders.

The Declaration of Trust provides that the presence at a shareholder meeting in person or by proxy of at least 30% of the shares entitled to vote on a matter shall constitute a quorum. Thus, a meeting of shareholders of the Fund could take place even if less than a majority of the shareholders were represented on its scheduled date. Shareholders would in such a case be permitted to take action which does not require a larger vote than a majority of a quorum, such as the election of trustees and ratification of the selection of auditors. Some matters requiring a larger vote under the Declaration of Trust, such as termination or reorganization of the Fund and certain amendments of the Declaration of Trust, would not be affected by this provision; nor would matters which under the 1940 Act require the vote of a "majority of the outstanding voting securities" as defined in the 1940 Act.

The Declaration of Trust specifically authorizes the Board of Trustees to terminate the Fund (or any Portfolio) by notice to the shareholders without shareholder approval.

Under Massachusetts law, shareholders of a Massachusetts business trust could, under certain circumstances, be held personally liable for obligations of the Fund. The Declaration of Trust, however, disclaims shareholder liability for acts or obligations of the Fund and requires that notice of such disclaimer be given in each agreement, obligation, or instrument entered into or executed by the Fund or the trustees. Moreover, the Declaration of Trust provides for indemnification out of Fund property for all losses and expenses of any shareholder held personally liable for the obligations of the Fund and the Fund will be covered by insurance which the trustees consider adequate to cover foreseeable tort claims. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is considered by the Advisor remote and not material, since it is limited to circumstances in which a disclaimer is inoperative and the Fund itself is unable to meet its obligations.

APPENDIX -- RATINGS OF INVESTMENTS

                            COMMERCIAL PAPER RATINGS

A-1, A-2 and Prime-1, Prime-2 Commercial Paper Ratings

Commercial paper rated by Standard & Poor's Corporation has the following characteristics: Liquidity ratios are adequate to meet cash requirements. Long-term senior debt is rated "A" or better. The issuer has access to at least two additional channels of borrowing. Basic earnings and cash flow have an upward trend with allowance made for unusual circumstances. Typically, the issuer's industry is well established and the issuer has a strong position within the industry. The reliability and quality of management are unquestioned. Relative strength or weakness of the above factors determine whether the issuer's commercial paper is rated A-1, A-2 or A-3.

The ratings Prime-1 and Prime-2 are the two highest commercial paper ratings assigned by Moody's Investors Service, Inc. Among the factors considered by them in assigning ratings are the following: (1) evaluation of the management of the issuer; (2) economic evaluation of the issuer's industry or industries and an appraisal of speculative-type risks which may be inherent in certain areas; (3) evaluation of the issuer's products in relation to competition and customer acceptance; (4) liquidity; (5) amount and quality of long-term debt; (6) trend of earnings over a period of ten years; (7) financial strength of a parent company and the relationships which exist with the issuer; and (8) recognition by the management of obligations which may be present or may arise as a result of public interest questions and preparations to meet such obligations. Relative strength or weakness of the above factors determines whether the issuer's commercial paper is rated Prime-1, 2 or 3.

MIG-1 and MIG-2 Municipal Notes

Moody's Investors Service, Inc.'s ratings for state and municipal notes and other short-term loans will be designated Moody's Investment Grade (MIG). This distinction is in recognition of the differences between short-term credit risk and long-term risk. Factors affecting the liquidity of the borrower are uppermost in importance in short- term borrowing, while various factors of the first importance in bond risk are of lesser importance in the short run. Loans designated MIG-1 are of the best quality, enjoying strong protection from established cash flows of funds for their servicing or from established and broad-based access to the market for refinancing, or both. Loans designated MIG-2 are of high quality, with margins of protection ample although not so large as in the preceding group.

           STANDARD & POOR'S CORPORATION BOND RATINGS, CORPORATE BONDS

AAA. This is the highest rating assigned by Standard & Poor's Corporation to a debt obligation and indicates an extremely strong capacity to pay principal and interest.

AA. Bonds rated AA also qualify as high-quality debt obligations. Capacity to pay principal and interest is very strong, and in the majority of instances they differ from AAA issues only in small degree.

A. Bonds rated A have a strong capacity to pay principal and interest, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions.

                  MOODY'S INVESTORS SERVICE, INC. BOND RATINGS

Aaa. Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt-edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa. Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long term risks appear somewhat larger than in Aaa securities.

A. Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

                              CASH EQUIVALENT FUND

                            PART C. OTHER INFORMATION

Item 23.                   Exhibits.
--------                   ---------

                           (a)    (1)   Amended and Restated Agreement and Declaration of Trust dated September 27, 1985 is incorporated by reference to Post-Effective Amendment No. 21 to the
                                        Registration Statement.

                                  (2)   Written Instrument Amending Agreement and Declaration of Trust, dated August 1,
                                        1988, is incorporated by reference to Post-Effective Amendment No. 21 to the
                                        Registration Statement.

                           (b)          By-laws are incorporated by reference to Post-Effective Amendment No. 21 to the
                                        Registration Statement.

                           (c)          Text of Share Certificate incorporated by reference to Post-Effective Amendment
                                        No. 21 to the Registration Statement.

                           (d)    (1)   Investment Management Agreement between the Registrant, on behalf of  Money
                                        Market Portfolio and Government Securities Portfolio, and Kemper Financial
                                        Services, Inc., dated January 4, 1996, is incorporated by reference to
                                        Post-Effective Amendment No. 23 to the Registration Statement.

                                  (2)   Investment Management Agreement between the Registrant, on behalf of  Tax-Exempt
                                        Portfolio, and Kemper Financial Services, Inc., dated January 4, 1996, is incorporated by reference to Post-Effective Amendment No. 23 to the Registration
                                        Statement.

                                  (3)   Investment Management Agreement between the Registrant, on behalf of  Money
                                        Market Portfolio and Government Securities Portfolio, and Scudder Kemper
                                        Investments, Inc., dated December 31, 1997, is incorporated by reference to
                                        Post-Effective Amendment No. 25 to the Registration Statement.

                                  (4)   Investment Management Agreement between the Registrant, on behalf of  Tax-Exempt
                                        Portfolio, and Scudder Kemper Investments, Inc., dated December 31, 1997, is incorporated by reference to Post-Effective Amendment No. 25 to the Registration
                                        Statement.

                                  (5)   Investment Management Agreement between the Registrant, on behalf of Money
                                        Market Portfolio and Government Securities Portfolio, and Scudder Kemper
                                        Investments, Inc., dated September 7, 1998, is incorporated by reference to
                                        Post-Effective Amendment No. 26 to the Registration Statement.

                                  (6)   Investment Management Agreement between the Registrant, on behalf of  Tax-Exempt
                                        Portfolio, and  Scudder Kemper Investments, Inc., dated September 7, 1998, is incorporated by reference to Post-Effective Amendment No. 26 to the Registration
                                        Statement.

                           (e)    (1)   Administration, Shareholder Services and Distribution Agreement between the
                                        Registrant and Kemper Distributors, Inc., dated January 4, 1996, is incorporated by reference to Post-Effective Amendment No. 23 to the Registration Statement.


                                  (2)   Form of Administration, Services and Selling Group Agreement is incorporated by reference to Post-Effective Amendment No. 21 to the Registration Statement.

                                  (3)   Administration, Shareholder Services and Distribution Agreement between the
                                        Registrant and Kemper Distributors, Inc., dated December 31, 1997, is incorporated by reference to Post-Effective Amendment No. 25 to the Registration
                                        Statement.

                                  (4)   Administration, Shareholder Services and Distribution Agreement between the
                                        Registrant and Kemper Distributors, Inc., dated September 7, 1998, is incorporated by reference to Post-Effective Amendment No. 25 to the Registration
                                        Statement.

                           (f)          Kemper Retirement Plan Prototype is incorporated by reference to Post-Effective
                                        Amendment No. 21 to the Registration Statement.

                                        Model Individual Retirement Account is incorporated by reference to
                                        Post-Effective Amendment No. 21 to the Registration Statement.

                           (g)    (1)   Custody Agreement between the Registrant and Investors Fiduciary Trust Company,
                                        dated March 1, 1995, is incorporated by reference to Post-Effective Amendment
                                        No. 21 to the Registration Statement.

                                  (2)   Custody Agreement between the Registrant and State Street Bank and Trust
                                        Company, dated April 19, 1999, is incorporated by reference to Post-Effective
                                        Amendment No. 26 to the Registration Statement.

                                  (3)   Amendment to the current Custody Agreement between the Registrant and State
                                        Street Bank and Trust Company, dated May 3, 1999, is incorporated by reference to Post-Effective Amendment No. 26 to the Registration Statement.

                           (h)    (1)   Agency Agreement between the Registrant and Investors Fiduciary Trust Company,
                                        dated April 1, 1991, is incorporated by reference to Post-Effective Amendment
                                        No. 21 to the Registration Statement.

                                  (2)   Fund Accounting Services Agreement between the Registrant, on behalf of Money
                                        Market Portfolio, and Scudder Fund Accounting Corporation, dated December 31,
                                        1997, is incorporated by reference to Post-Effective Amendment No. 25 to the
                                        Registrant's Registration Statement.

                                  (3)   Fund Accounting Services Agreement between the Registrant, on behalf of
                                        Government Securities Portfolio, and Scudder Fund Accounting Corporation, dated
                                        December 31, 1997, is incorporated by reference to Post-Effective Amendment No.
                                        25 to the Registration Statement.

                                  (4)   Fund Accounting Services Agreement between the Registrant, on behalf of
                                        Tax-Exempt Portfolio, and Scudder Fund Accounting Corporation, dated December
                                        31, 1997, is incorporated by reference to Post-Effective Amendment No. 25 to the
                                        Registration Statement.

                           (i)          Opinion and Consent of Counsel is filed herein

                           (j)          Report and Consent of Independent Auditors is filed herein

                                       2

                           (k)          Inapplicable

                           (l)          Inapplicable

                           (m)    (1)   Amended and Restated 12b-1 Plan between the Registrant, on behalf of Money
                                        Market Portfolio, and Kemper Distributors, Inc., dated August 1, 1998, is incorporated by reference to Post-Effective Amendment No. 25 to the Registration
                                        Statement.

                                  (2)   Amended and Restated 12b-1 Plan between the Registrant, on behalf of Government
                                        Securities Portfolio, and Kemper Distributors, Inc., dated August 1, 1998, is incorporated by reference to Post-Effective Amendment No. 25 to the Registration
                                        Statement.

                                  (3)   Amended and Restated 12b-1 Plan between the Registrant, on behalf of  Tax-Exempt
                                        Portfolio, and Kemper Distributors, Inc., dated August 1, 1998, is incorporated by reference to Post-Effective Amendment No. 25 to the Registration Statement.

                           (n)          Inapplicable.

                           (o)          Inapplicable.

                           (p)    (1)   Code of Ethics for Scudder Kemper Investments, Inc. and certain of its subsidiaries, including Kemper Distributors, Inc. and Scudder Investor Services,
                                        Inc. is filed herein.

                                  (2)   Code of Ethics for Cash Equivalent Fund is filed herein.

Item 24.          Persons Controlled by or under Common Control with Fund.
--------          --------------------------------------------------------

                  None

Item 25.          Indemnification.
--------          ----------------

         Article VIII of the Registrant's Agreement and Declaration of Trust (Exhibit 1 hereto, which is incorporated herein by reference) provides in effect that the Registrant will indemnify its officers and trustees under certain circumstances. However, in accordance with Section 17(h) and 17(i) of the Investment Company Act of 1940 and its own terms, said Article of the Agreement and Declaration of Trust does not protect any person against any liability to the Registrant or its shareholders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office.

         Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers, and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that, in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer, or controlling person of the Registrant in the successful defense of any action, suit, or proceeding) is asserted by such trustee, officer, or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question as to whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

         On June 26, 1997, Zurich Insurance Company ("Zurich"), ZKI Holding Corp. ("ZKIH"), Zurich Kemper Investments, Inc. ("ZKI"), Scudder, Stevens & Clark, Inc. ("Scudder") and the representatives of the beneficial owners of the capital stock of Scudder ("Scudder Representatives") entered into a transaction agreement ("Transaction Agreement") pursuant to which Zurich became the majority stockholder in Scudder with an approximately 70% interest, and ZKI was combined with Scudder ("Transaction"). In connection with the trustees' evaluation of the Transaction, Zurich agreed to indemnify the Registrant and the trustees who were not interested persons of ZKI or Scudder (the "Independent Trustees") for and against any liability and expenses based upon any action or omission by the Independent Trustees in connection with their consideration of and action with respect to the Transaction. In addition, Scudder has agreed to indemnify the Registrant and the Independent Trustees for and against any liability and expenses based upon any misstatements or omissions by Scudder to the Independent Trustees in connection with their consideration of the Transaction.

Item 26.          Business and Other Connections of Investment Adviser
--------          ----------------------------------------------------

                  Scudder Kemper Investments, Inc. has stockholders and employees who are denominated officers but do not as such have corporation-wide responsibilities. Such persons are not considered officers for the purpose of this Item 26.

Name                       Business and Other Connections of Board of Directors of Registrant's Adviser
----                       ----------------------------------------------------------------------------

Stephen R. Beckwith        Treasurer, Scudder Kemper Investments, Inc.**
                           Director, Kemper Service Company
                           Director, Vice President and Treasurer, Scudder Fund Accounting Corporation*
                           Director and Treasurer, Scudder Stevens & Clark Corporation**
                           Director and Chairman, Scudder Defined Contribution Services, Inc.**
                           Director and President, Scudder Capital Asset Corporation**
                           Director and President, Scudder Capital Stock Corporation**
                           Director and President, Scudder Capital Planning Corporation**
                           Director and President, SS&C Investment Corporation**
                           Director and President, SIS Investment Corporation**
                           Director and President, SRV Investment Corporation**
                           Director and Chairman, Scudder Threadneedle International Ltd.
                           Director, Scudder Kemper Holdings (UK) Ltd. oo
                           Director and President, Scudder Realty Holdings Corporation *
                           Director, Scudder, Stevens & Clark Overseas Corporation o
                           Director and Treasurer, Zurich Investment Management, Inc. xx
                           Director and Treasurer, Zurich Kemper Investments, Inc.

                                       4

Lynn S. Birdsong           Director, Vice President and Chief Investment Officer, Scudder Kemper Investments, Inc. **
                           Director and Chairman, Scudder Investments (Luxembourg) S.A. #
                           Director, Scudder Investments (U.K.) Ltd. oo
                           Director and Chairman of the Board, Scudder Investments Asia, Ltd. ooo
                           Director and Chairman, Scudder Investments Japan, Inc. +
                           Senior Vice President, Scudder Investor Services, Inc.
                           Director and Chairman, Scudder Trust (Cayman) Ltd. @@@
                           Director, Scudder, Stevens & Clark Australia x
                           Director and Vice President, Zurich Investment Management, Inc. xx
                           Director and President, Scudder, Stevens & Clark Corporation **
                           Director and President, Scudder , Stevens & Clark Overseas Corporation o
                           Director, Scudder Threadneedle International Ltd.
                           Director, Korea Bond Fund Management Co., Ltd. @@

William H. Bolinder        Director, Scudder Kemper Investments, Inc.**
                           Member Group Executive Board, Zurich Financial Services, Inc. ##
                           Chairman, Zurich-American Insurance Company xxx

Nicholas Bratt             Director and Vice President, Scudder Kemper Investments, Inc.**
                           Vice President, Scudder MAXXUM Company***
                           Vice President, Scudder, Stevens & Clark Corporation**
                           Vice President, Scudder, Stevens & Clark Overseas Corporation o

Laurence W. Cheng          Director, Scudder Kemper Investments, Inc.**
                           Member, Corporate Executive Board, Zurich Insurance Company of Switzerland ##
                           Director, ZKI Holding Corporation xx

Gunther Gose               Director, Scudder Kemper Investments, Inc.**
                           CFO, Member Group Executive Board, Zurich Financial Services, Inc. ##
                           CEO/Branch Offices, Zurich Life Insurance Company ##

Rolf Huppi                 Director, Chairman of the Board, Scudder Kemper Investments, Inc.**
                           Member, Corporate Executive Board, Zurich Insurance Company of Switzerland ##
                           Director, Chairman of the Board, Zurich Holding Company of America xxx
                           Director, ZKI Holding Corporation xx

Harold D. Kahn             Chief Financial Officer, Scudder Kemper Investments, Inc.**

Kathryn L. Quirk           Director and Secretary, Scudder, Stevens & Clark Overseas Corporation o
                           Director, Vice President and Secretary, Scudder Defined Contribution Services, Inc.**
                           Director, Vice President and Secretary, Scudder Capital Asset Corporation**
                           Director, Vice President and Secretary, Scudder Capital Stock Corporation**
                           Director, Vice President and Secretary, Scudder Capital Planning Corporation**
                           Director, Vice President and Secretary, SS&C Investment Corporation**
                           Director, Vice President and Secretary, SIS Investment Corporation**
                           Director, Vice President and Secretary, SRV Investment Corporation**
                           Director, Vice President, Chief Legal Officer and Secretary, Scudder Financial Services,
                           Inc.*

                                       5

                           Director, Korea Bond Fund Management Co., Ltd. @@
                           Director, Scudder Threadneedle International Ltd.
                           Director, Chairman of the Board and Secretary, Scudder Investments Canada, Ltd.
                           Director, Scudder Investments Japan, Inc. +
                           Director and Secretary, Scudder Kemper Holdings (UK) Ltd. oo
                           Director and Secretary, Zurich Investment Management, Inc. xx
                           Director, Secretary, Chief Legal Officer and Vice President, Kemper Distributors, Inc.

Edmond D. Villani          Director, President and Chief Executive Officer, Scudder Kemper Investments, Inc.**
                           Director, Scudder, Stevens & Clark Japan, Inc. ###
                           President and Director, Scudder, Stevens & Clark Overseas Corporation o
                           President and Director, Scudder, Stevens & Clark Corporation**
                           Director, Scudder Realty Advisors, Inc. @
                           Director, IBJ Global Investment Management S.A. Luxembourg, Grand-Duchy of Luxembourg
                           Director, Scudder Threadneedle International Ltd.  oo
                           Director, Scudder Investments Japan, Inc. +
                           Director, Scudder Kemper Holdings (UK) Ltd. oo
                           President and Director, Zurich Investment Management, Inc. xx
                           Director and Deputy Chairman, Scudder Investment Holdings, Ltd.


                     *     Two International Place, Boston, MA
                     @     333 South Hope Street, Los Angeles, CA
                     **    345 Park Avenue, New York, NY
                     #     Societe Anonyme, 47, Boulevard Royal, L-2449
                              Luxembourg, R.C. Luxembourg B 34.564
                     ***   Toronto, Ontario, Canada
                     @@@   Grand Cayman, Cayman Islands, British West Indies
                      o    20-5, Ichibancho, Chiyoda-ku, Tokyo, Japan
                     ###   1-7, Kojimachi, Chiyoda-ku, Tokyo, Japan
                     xx    222 S. Riverside, Chicago, IL
                     xxx   Zurich Towers, 1400 American Ln., Schaumburg, IL
                     @@    P.O. Box 309, Upland House, S. Church St., Grand
                              Cayman, British West Indies
                     ##    Mythenquai-2, P.O. Box CH-8022, Zurich, Switzerland
                     oo    1 South Place 5th floor, London EC2M 2ZS England
                     ooo   One Exchange Square 29th Floor, Hong Kong
                     +     Kamiyachyo Mori Building, 12F1, 4-3-20, Toranomon,
                              Minato-ku, Tokyo 105-0001
                     x     Level 3, 5 Blue Street North Sydney, NSW 2060

Item 27.          Principal Underwriters.
--------          -----------------------

         (a)

         Kemper Distributors, Inc. acts as principal underwriter of the Registrant's shares and acts as principal underwriter of the Kemper Funds.

         (b)

         Information on the officers and directors of Kemper Distributors, Inc., principal underwriter for the Registrant is set forth below. The principal business address is 222 South Riverside Plaza, Chicago, Illinois 60606.

         (1)                    (2)                                         (3)


                                Positions and Offices with                   Positions and
         Name                   Kemper Distributors, Inc.                    Offices with Registrant
         ----                   -------------------------                    -----------------------

         Thomas V. Bruns        President                                    None

         Linda C. Coughlin      Director and Vice Chairman                   None

         Kathryn L. Quirk       Director, Secretary, Chief Legal             Vice President
                                Officer and Vice President

         James J. McGovern      Chief Financial Officer and Treasurer        None

         Linda J. Wondrack      Vice President and Chief Compliance Officer  Vice President

         Paula Gaccione         Vice President                               None

         Michael E. Harrington  Managing Director                            None

         Todd N. Gierke         Assistant Treasurer                          None

         Philip J. Collora      Assistant Secretary                          Vice President and Secretary

         Diane E. Ratekin       Assistant Secretary                          None

         Mark S. Casady         Director and Chairman                        President

         Terrence S. McBride    Vice President                               None

         Robert Froelich        Managing Director                            None

         C. Perry Moore         Senior Vice President and Managing Director  None

         Lorie O'Malley         Managing Director                            None

         William F. Glavin      Managing Director                            None

         Gary N. Kocher         Managing Director                            None

         Susan K. Crenshaw      Vice President                               None

         Johnston A. Norris     Managing Director and Senior Vice President  None


                                       7

         John H. Robison, Jr.   Managing Director and Senior Vice President  None

         Robert J. Guerin       Vice President                               None

         Kimberly S. Nassar     Vice President                               None

         Scott B. David         Vice President                               None

         (c)      Not applicable

Item 28.          Location of Accounts and Records
--------          --------------------------------

         Accounts, books and other documents are maintained at the offices of the Registrant; the offices of Registrant's investment adviser, Scudder Kemper Investments, Inc., 222 South Riverside Plaza, Chicago, Illinois 60606; at the offices of the Registrant's principal underwriter, Kemper Distributors, Inc., 222 South Riverside Plaza, Chicago, Illinois 60606; in the case of records concerning custodial and transfer agency functions, at the offices of the custodian and transfer agent, State Street Bank and Trust Company ("State Street"), 225 Franklin Street, Boston, Massachusetts 02110; or, in the case of records concerning shareholder service agency functions, at the office of the shareholder service agent, Kemper Service Company, 811 Main Street, Kansas City, Missouri 64105.

Item 29.          Management Services.
--------          --------------------

                  Inapplicable.

Item 30.          Undertakings.
--------          -------------

                  Inapplicable.

                       SIGNATURES
                       ----------

         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this amendment to its Registration Statement, pursuant to Rule 485(b) under the Securities Act of 1933, and has duly caused this amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Chicago and State of Illinois, on the 27th day of November, 2000.

                                       CASH EQUIVALENT FUND

                                       By:/s/ Mark S. Casady
                                          -------------------------------------
                                          Mark S. Casady
                                          President

         Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below on the 27th day of November 2000 on behalf of the following persons in the capacities indicated.


SIGNATURE                                           TITLE                                     DATE
---------                                           -----                                     ----

/s/ Thomas W. Littauer
----------------------------------------------
Thomas W. Littauer*                                 Chairman and Trustee                      November 27, 2000

/s/ John R. Hebble
----------------------------------------------
John R. Hebble                                      Treasurer (Principal Financial            November 27, 2000
                                                    and Accounting Officer)

/s/ John W. Ballantine
----------------------------------------------
John W. Ballantine*                                 Trustee                                   November 27, 2000

/s/ Lewis A. Burnham
----------------------------------------------
Lewis A. Burnham*                                   Trustee                                   November 27, 2000

/s/ Linda C. Coughlin
----------------------------------------------
Linda C. Coughlin*                                  Trustee                                   November 27, 2000

/s/ Donald L. Dunaway
----------------------------------------------
Donald L. Dunaway*                                  Trustee                                   November 27, 2000

/s/ Robert B. Hoffman
----------------------------------------------
Robert B. Hoffman*                                  Trustee                                   November 27, 2000

/s/ Donald R. Jones
----------------------------------------------
Donald R. Jones*                                    Trustee                                   November 27, 2000

/s/ Shirley D. Peterson
----------------------------------------------
Shirley D. Peterson*                                Trustee                                   November 27, 2000

/s/ William P. Sommers
----------------------------------------------
William P. Sommers*                                 Trustee                                   November 27, 2000


     *By:/s/ Philip J. Collora
         -------------------------------------
         Philip J. Collora**
         Secretary


         ** Attorney-in-fact pursuant to powers of attorney contained in and incorporated by reference to Post Effective Amendment No. 21 to the Registration Statement, filed on November 17, 1995, and Post-Effective Amendment No. 26 to the Registration Statement, filed on September 30, 1999.

                                                               File No. 2-63522
                                                               File No. 811-2899


                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549



                                    EXHIBITS

                                       TO

                                    FORM N-1A

                         POST-EFFECTIVE AMENDMENT NO. 29
                                                      --
                            TO REGISTRATION STATEMENT

                                      UNDER

                           THE SECURITIES ACT OF 1933

                                       AND

                                AMENDMENT NO. 29
                                              --

                            TO REGISTRATION STATEMENT

                                      UNDER

                       THE INVESTMENT COMPANY ACT OF 1940



                              CASH EQUIVALENT FUND

                              CASH EQUIVALENT FUND

                                  EXHIBIT INDEX


                                   Exhibit (i)
                                   Exhibit (j)
                                 Exhibit (p)(1)
                                 Exhibit (p)(2)




                                       2